[Graphic]

FEDERATED CAPITAL APPRECIATION FUND

SEMI-ANNUAL REPORT
APRIL 30, 1997
ESTABLISHED 1977

PRESIDENT'S MESSAGE

[Graphic]

Dear Fellow Shareholder:

Federated Capital Appreciation Fund was created in 1977, and I am pleased to present its 21st Semi-Annual Report.

This report covers the six-month period from November 1, 1996, to April 30, 1997. It starts with a discussion with Peter R. Anderson, Senior Vice President, Federated Management. Following his discussion are three additional items of shareholder interest: a series of graphs showing the fund's long-term investment performance, a complete list of the fund's highly diversified stock holdings, and the fund's financial statements.

While volatility impacted the stock market in March, the fund's portfolio of high-quality, mid- to large-cap common stocks performed well over the six-month period and beat the average growth fund on a total return basis.

Total return for the six-month period ended April 30, 1997, which reflects a net asset value increase, income dividends, and a sizable realized capital gain, is shown below for each share class.*

                                                CAPITAL
                     TOTAL      INCOME           GAIN
                    RETURN   DISTRIBUTIONS   DISTRIBUTIONS       NAV INCREASE
 Class A Shares      8.41%      $0.39           $5.54        $97.01 TO $99.06=2%
 Class B Shares      8.01%      $0.00           $5.54        $96.70 TO $98.74=2%
 Class C Shares      8.07%      $0.00           $5.54        $96.76 TO $98.86=2%


Remember, as a shareholder, you have two easy, automatic ways to increase your opportunity to participate in the growth and earnings of quality American companies. First, if you are not already doing so, you can reinvest your dividends and capital gains automatically in additional shares -- and help your shares increase in number through the benefit of quarterly compounding. Second, you can "pay yourself first," by investing in the fund through a systematic investment program. This program withdraws a specific amount from your checking account on a regular basis to purchase more fund shares. You can contact your investment representative or Federated Securities Corp. for more information.**

Thank you for entrusting a portion of your wealth to Federated Capital Appreciation Fund, Inc. As always, we welcome your comments and suggestions.

Sincerely,
[Graphic]
Glen R. Johnson
President
June 15, 1997

* Performance quoted is based on net asset value and reflects past performance. Performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price or the payment of a contingent deferred sales charge for Class A, B and C Shares were 2.44%, 2.19%, and 7.01%, respectively.

** Systematic investing does not ensure a profit or protect against loss in declining markets.
Investment Review

[Graphic]
Peter R. Anderson
Senior Vice President
Federated Management

[Graphic]
THE STOCK MARKET CONTINUED TO CLIMB TO NEW LEVELS, BUT VOLATILITY FINALLY RAISED ITS HEAD IN THE FIRST FOUR MONTHS OF 1997. WHAT IS YOUR ANALYSIS?

The equity market, as measured by the S&P 500 Index,* turned in strong 14.71% total return performance over the six-month period. Major stock indexes continued to reach new all-time highs as economic conditions -- moderate growth, stable interest rates, subdued inflation, and rising corporate profits -- were favorable for equities. However, the last few months have been marked by a degree of volatility that investors have not seen in over five years. After reaching a new high on March 11, 1997, the S&P 500 fell almost 10% over the following month before beginning a strong rally that carried through April 30, 1997. While the S&P 500's total return in March was -0.11%, the April recovery produced a one-month total return of 5.97%. The same economic factors have supported this recent strength.

[Graphic]
HOW DID FEDERATED CAPITAL APPRECIATION FUND PERFORM FOR ITS SHAREHOLDERS?

For the six-month period, the fund's Class A Shares produced a total return of 8.41%. The fund's Class B and C Shares delivered total returns of 8.01% and 8.07%, respectively, through April 30, 1997. This performance is based on net asset value and includes capital appreciation, income dividends, and capital gains.** The fund outperformed its peer group, the Lipper Growth Funds Average, which had a total return of 7.16% for the same six-month period.+

[Graphic]
DID YOU MAKE ANY SIGNIFICANT CHANGES TO THE FUND'S SECTOR WEIGHTINGS DURING THE PERIOD?

No. At the present time we see no reason to be meaningfully over- or under-weight in any sector. This sector neutrality is also a function of our defensiveness.

Our strategy continues to focus on the strongest recommendations of our analysts from both our value and growth disciplines across all industry sectors.

* The S&P 500 is an unmanaged index comprising stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index.

** Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price or the payment of a contingent deferred sales charge for Class A, B and C Shares were 2.44%, 2.19%, and 7.01%, respectively.

+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category indicated. This figure does not reflect any sales charges.

On behalf of the fund's shareholders, we seek the most attractive stocks from our value and growth disciplines, including both large-cap and mid-cap stocks. Our quality large-cap names include CITICORP, GE AND LUCENT TECHNOLOGIES. We also recently added some attractively valued mid-cap stocks such as DIAMOND OFFSHORE DRILLING and PARKER HANNIFIN. The fund's total stock holdings now number 78 issues.

[Graphic]
PLEASE TELL US ABOUT RECENT STOCK PURCHASES.

Our recent purchases include the following:

AMR CORP. (0.6% of portfolio): AMR, the parent of American Airlines and The Sabre Group, appeared undervalued, and had become very cheap relative to other airlines due to the overhang of a pilots' strike. Given that American Airlines represents 20% of U.S. airline capacity, the government would probably put a quick end to any strike and impose a settlement.

CIGNA CORP. (1.7% of portfolio): This multi-line insurance company now derives half of its profits from health care and has compiled an outstanding record over the past five years. Given this exposure to health care, CIGNA appears to be undervalued at 11X earnings. CIGNA management might sell the domestic property-casualty unit, which would be a positive for the stock.

PROFFITTS, INC. (0.7% of portfolio): Proffitts is a mid- to high-end retailer that is very acquisition-oriented. The acquisitions tend to be in the defensible geographic locations of smaller cities. Management owns a large amount of stock, and Proffitts is among the cheapest stocks in the retailing sector based on our valuation work.

TYCO INTERNATIONAL (1.4% of portfolio): TYCO is a multi-industry company with an emphasis on fire and safety systems and medical bandages. It is a market leader in most of its businesses. TYCO's excellent management team is highly focused on profitability and shareholder value.

DIAMOND OFFSHORE DRILLING (1.3% of portfolio): Diamond is an offshore contract driller with virtually no debt and substantial operating leverage. Demand is strong from the integrated oil companies; thus the day rates
(rent) that the drillers are receiving is climbing. New supply of drilling rigs is minimal due to the cost and time to build.

[Graphic]
WHAT WERE THE FUND'S TOP 10 HOLDINGS AS OF APRIL 30, 1997, AND HOW IS THE FUND DIVERSIFIED BY INDUSTRY?

The top 10 holdings and sector weightings were as follows:

TOP 10 HOLDINGS

                                       PERCENTAGE
NAME                                  OF PORTFOLIO
Bristol-Myers Squibb                      2.7%
Textron, Inc.                             2.3%
Travelers Corp.                           2.3%
Avon Products, Inc.                       2.2%
Tosco Corp.                               2.0%
Morton International                      1.8%
Repsol, SA                                1.8%
Dean Witter Discover                      1.7%
Interpublic Group                         1.7%
CIGNA Corp.                               1.7%
Total percentage of portfolio            20.2%

PORTFOLIO COMPOSITION

                                PERCENTAGE           S&P 500
 SECTOR                        OF PORTFOLIO     SECTOR WEIGHTING
 Finance                          15.3%               14.8%
 Technology                       13.1%               15.1%
 Health Care                      10.1%               11.1%
 Consumer Non-Durables             9.8%               12.5%
 Utilities                         9.3%                9.5%
 Energy Minerals                   8.2%                8.8%
 Producer Manufacturing            7.7%                7.7%
 Basic Industry                    5.6%                6.0%
 Services                          5.3%                5.1%
 Retail Trade                      3.9%                4.4%
 Consumer Durables                 2.8%                3.6%
 Transportation                    1.6%                1.4%
 Miscellaneous                     7.3%                0.0%

[Graphic]
WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 1997?

Contrary to many market observers, ourselves included, the U.S. stock market continued to show strength in the first four months of 1997, even after the substantial increases of 1995 and 1996. However, the market has been showing little mercy to companies that warn of earnings estimate shortfalls. As a result, the market has been paying more for quality and consistency of earnings.

We continue to believe that 1997 will prove to be a challenging year for investors, and that stock selection will be of critical importance in this environment. Historic valuation and risk control measures, which have been all but ignored by investors over the past few years, should play an important role in this market. We believe that our adherence to these disciplines should reward the fund's shareholders.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN
FEDERATED CAPITAL APPRECIATION FUND

INITIAL INVESTMENT:
IF YOU HAD MADE AN INITIAL INVESTMENT OF $21,000 IN THE CLASS A SHARES OF FEDERATED CAPITAL APPRECIATION FUND ON 1/1/77, REINVESTED DIVIDENDS AND CAPITAL GAINS, AND DIDN'T REDEEM ANY SHARES, YOUR ACCOUNT WOULD BE WORTH $288,977 ON 4/30/97. YOU WOULD HAVE EARNED A 13.76%* AVERAGE ANNUAL TOTAL RETURN FOR THE 20-YEAR INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/97, the Class A Shares' average annual one-year, five-year, and ten-year total returns were 4.27%, 13.53%, and 10.08%, respectively. Class B Shares' one-year and since inception (1/4/96) total returns were 3.59% and 9.12%, respectively. Class C Shares' one-year and since inception (1/4/96) total returns were 8.55% and 13.23%, respectively.**

[Graphic-see appendix]

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares.

  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

** Total return stated takes into account the 5.50% sales charge for Class A
   Shares, the 5.50% contingent deferred sales charge on Class B Shares, and the 1.00% contingent deferred sales charge on Class C Shares.
FEDERATED CAPITAL APPRECIATION FUND

ONE STEP AT A TIME:

$1,000 INVESTED EACH YEAR FOR 20 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $108,868.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Capital Appreciation Fund on 1/1/77, reinvested your dividends and capital gains, and didn't redeem any shares, you would have invested only $21,000, but your account would have reached a total value of $108,868* by 4/30/97. You would have earned an average annual total return of 14.03%.

A practical investment plan helps you pursue long-term performance from growth-oriented stocks. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work!

[Graphic-see appendix]

* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED CAPITAL APPRECIATION FUND
HYPOTHETICAL INVESTOR PROFILE: INVESTING FOR A COLLEGE EDUCATION

David and Joan Rice are a fictitious couple who, like many shareholders, are searching for a way to make their money grow over time.

David and Joan are planning for the college education of their child. On April 30, 1987, they invested $5,000 in the Class A Shares of Federated Capital Appreciation Fund. Since then, David and Joan have made additional investments of $250 every month.

As this chart shows, over 10 years, the original $5,000 investment along with their additional monthly $250 investments totaling $35,000 has grown to $73,065. This represents a 12.47% average annual total return.* For the Rices, a dedicated program of monthly investment really paid off.

[Graphic-see appendix]

* This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

FEDERATED CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

  SHARES                                                                                                VALUE
 COMMON STOCKS -- 79.5%
                   BASIC INDUSTRY -- 5.6%
            57,000 Morton International, Inc.                                                     $     2,386,875
            26,147 Potash Corporation of Saskatchewan, Inc.                                             2,010,051
            35,000 Schweitzer-Mauduit International, Inc.                                               1,141,875
            66,000 Sigma-Aldrich Corp.                                                                  1,980,000
                    Total                                                                               7,518,801
                   CONSUMER DURABLES -- 2.8%
            27,000 Eastman Kodak Co.                                                                    2,254,500
            55,000 Mattel, Inc.                                                                         1,533,125
                    Total                                                                               3,787,625
                   CONSUMER NON-DURABLES -- 9.0%
            47,800 Avon Products, Inc.                                                                  2,945,675
            20,000 Dean Foods Co.                                                                         737,500
            29,000 Interstate Bakeries Corp.                                                            1,504,375
            30,000 Nike, Inc., Class B                                                                  1,687,500
            56,000 PepsiCo, Inc.                                                                        1,953,000
            45,000 Philip Morris Cos., Inc.                                                             1,771,875
            53,500 Russell Corp.                                                                        1,484,625
                    Total                                                                              12,084,550
                   ENERGY MINERALS -- 6.3%
            15,000 British Petroleum Co. PLC, ADR                                                       2,064,375
            16,000 Mobil Corp.                                                                          2,080,000
            57,000 Repsol SA, ADR                                                                       2,386,875
            66,000 Tosco Corp.                                                                          1,955,250
                    Total                                                                               8,486,500
                   FINANCE -- 14.3%
            25,000 Allstate Corp.                                                                       1,637,500
            15,000 CIGNA Corp.                                                                          2,255,625


FEDERATED CAPITAL APPRECIATION FUND

  SHARES                                                                                                VALUE
 COMMON STOCKS -- CONTINUED
                   FINANCE -- CONTINUED
            23,600 Chase Manhattan Corp.                                                          $     2,185,950
            19,500 Citicorp                                                                             2,196,188
            59,290 Dean Witter, Discover & Co.                                                          2,267,843
            38,000 Executive Risk, Inc.                                                                 1,719,500
            60,000 (a)Nationwide Financial Services, Inc., Class A                                      1,590,000
            54,666 Travelers Group, Inc.                                                                3,027,130
            23,000 Vesta Insurance Group, Inc.                                                            960,250
             5,300 Wells Fargo & Co.                                                                    1,413,775
                    Total                                                                              19,253,761
                   HEALTH CARE -- 8.6%
            31,000 American Home Products Corp.                                                         2,053,750
            22,500 Becton, Dickinson & Co.                                                              1,035,000
            56,000 Bristol-Myers Squibb Co.                                                             3,668,000
            45,000 Columbia/HCA Healthcare Corp.                                                        1,575,000
            50,000 Pharmacia & Upjohn, Inc.                                                             1,481,250
            22,000 Smithkline Beecham Corp., ADR                                                        1,773,750
                    Total                                                                              11,586,750
                   PRODUCER MANUFACTURING -- 7.7%
            20,000 General Electric Co.                                                                 2,217,500
            30,000 Parker-Hannifin Corp.                                                                1,492,500
            28,000 Textron, Inc.                                                                        3,118,500
            30,000 Tyco International, Ltd.                                                             1,830,000
            27,000 Xerox Corp.                                                                          1,660,500
                    Total                                                                              10,319,000
                   RETAIL TRADE -- 3.2%
            25,000 Dayton-Hudson Corp.                                                                  1,125,000
            15,000 (a)Kohl's Corp.                                                                        733,125
            25,000 (a)Proffitts, Inc.                                                                     934,375


FEDERATED CAPITAL APPRECIATION FUND

  SHARES                                                                                                VALUE
 COMMON STOCKS -- CONTINUED
                   RETAIL TRADE -- CONTINUED
            30,500 Sears, Roebuck & Co.                                                            $    1,464,000
                    Total                                                                               4,256,500
                   SERVICES -- 3.2%
            30,000 Hollinger International Publishing, Inc.                                               300,000
            40,000 Interpublic Group Cos., Inc.                                                         2,265,000
            42,000 Manpower, Inc.                                                                       1,685,250
                    Total                                                                               4,250,250
                   TECHNOLOGY -- 11.8%
            41,200 (a)BA Merchant Services, Inc., Class A                                                 576,800
            28,000 (a)Ceridian Corp.                                                                      934,500
            17,000 (a)Compaq Computer Corp.                                                             1,451,375
            26,000 Computer Associates International, Inc.                                              1,352,000
            52,000 (a)DST Systems, Inc.                                                                 1,475,500
            49,000 Electronic Data Systems Corp.                                                        1,635,375
            24,300 Hewlett-Packard Co.                                                                  1,275,750
            10,500 Intel Corp.                                                                          1,607,813
            20,500 Lockheed Martin Corp.                                                                1,834,750
            24,000 Lucent Technologies, Inc.                                                            1,419,000
            75,000 (a)Mastech Corp.                                                                       862,500
             7,000 (a)Microsoft Corp.                                                                     850,500
            76,000 (a)National Processing, Inc.                                                           532,000
                    Total                                                                              15,807,863
                   TRANSPORTATION -- 1.0%
             8,000 (a)AMR Corp.                                                                           745,000
            10,400 Union Pacific Corp.                                                                    663,000
                    Total                                                                               1,408,000


FEDERATED CAPITAL APPRECIATION FUND

 SHARES OR
 PRINCIPAL
  AMOUNT                                                                                                VALUE
 COMMON STOCKS -- CONTINUED
                   UTILITIES -- 6.0%
            46,000 CMS Energy Corp.                                                               $     1,460,500
            29,500 GTE Corp.                                                                            1,353,313
            40,000 Panenergy Corp.                                                                      1,770,000
            36,000 Sprint Corp.                                                                         1,579,500
           142,000 (a)Tele-Communications, Inc., Class A                                                1,961,375
                    Total                                                                               8,124,688
                    TOTAL COMMON STOCKS (IDENTIFIED COST $77,918,090)                                 106,884,288
 CORPORATE BONDS -- 4.8%
                   ENERGY MINERALS -- 1.3%
 $       1,750,000 Diamond Offshore Drilling, Inc., Conv. Bond, 3.75%, 2/15/2007                        1,784,388
                   HEALTH CARE -- 1.5%
         1,600,000 Tenet Healthcare Corp., Conv. Bond, 6.00%, 12/1/2005                                 1,979,008
                   RETAIL TRADE -- 0.7%
         1,200,000 Saks Holdings, Inc., Conv. Bond, 5.50%, 9/15/2006                                      975,852
                   TECHNOLOGY -- 1.3%
         1,600,000 (b)Solectron Corp., Conv. Bond, 6.00%, 3/1/2006                                      1,774,864
                    TOTAL CORPORATE BONDS (IDENTIFIED COST $5,437,113)                                  6,514,112
 PREFERRED STOCKS -- 8.4%
                   CONSUMER NON-DURABLES -- 0.9%
           194,500 RJR Nabisco Holdings Corp., Conv. Pfd., Series C, $.60                               1,142,688
                   ENERGY MINERALS -- 0.6%
            14,000 (b)Tosco Corp., Conv. Pfd.                                                             777,000
                   FINANCE -- 1.0%
            50,000 National Australia Bank, Ltd., Melbourne, Exchangeable Capital Unit, $1.97           1,325,000


FEDERATED CAPITAL APPRECIATION FUND

 SHARES OR
 PRINCIPAL
  AMOUNT                                                                                                VALUE
 PREFERRED STOCKS -- CONTINUED
                   SERVICES -- 2.2%
            47,000 Browning-Ferris Industries, Inc., ACES, $2.58                                  $     1,433,500
           143,200 Hollinger International Publishing, Inc., Conv. Pfd., $.95                           1,485,700
                    Total                                                                               2,919,200
                   TRANSPORTATION -- 0.5%
            10,000 Continental Airlines, Inc., Conv. Pfd., $4.25                                          728,820
                   UTILITIES -- 3.2%
            38,000 (b)CalEnergy Co., Inc., Conv. Pfd.                                                   2,045,084
            16,800 Salomon, Inc., DECS, Series CSN, $3.48                                                 940,800
            16,250 WorldCom, Inc., DECS                                                                 1,356,875
                    Total                                                                               4,342,759
                    TOTAL PREFERRED STOCKS (IDENTIFIED COST $11,644,559)                               11,235,467
 (C)REPURCHASE AGREEMENT -- 7.3%
 $       9,770,000 BT Securities Corporation, 5.43%, dated 4/30/1997, due 5/1/1997,
                   (AT AMORTIZED COST)                                                                  9,770,000
                    TOTAL INVESTMENTS (IDENTIFIED COST $104,769,762)(D)                           $   134,403,867


(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1997, these securities amounted to $4,596,948 which represents 3.4% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint accounts with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $104,769,762. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $29,634,105 which is comprised of $31,890,186 appreciation and $2,256,081 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($134,383,196) at April 30, 1997.

The following acronyms are used throughout this portfolio:

ACES -- Adjustable Convertible Extendable Securities
ADR -- American Depositary Receipt
DECS -- Dividend Enhanced Convertible Stock
PLC -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)

FEDERATED CAPITAL APPRECIATION FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $104,769,762)                $   134,403,867
 Cash                                                                                                     17,552
 Income receivable                                                                                       249,609
 Receivable for investments sold                                                                       1,131,737
 Receivable for shares sold                                                                              178,341
    Total assets                                                                                     135,981,106
 LIABILITIES:
 Payable for investments purchased                                                   $ 1,533,541
 Payable for shares redeemed                                                               1,627
 Accrued expenses                                                                         62,742
    Total liabilities                                                                                  1,597,910
 NET ASSETS for 1,356,943 shares outstanding                                                     $   134,383,196
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                 $    97,043,932
 Net unrealized appreciation of investments                                                           29,634,105
 Accumulated net realized gain on investments                                                          7,548,856
 Accumulated undistributed net investment income                                                         156,303
    Total Net Assets                                                                             $   134,383,196
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:
 Net Asset Value Per Share ($122,029,828 / 1,231,851 shares outstanding)                                  $99.06
 Offering Price Per Share (100/94.50 of $99.06)*                                                         $104.83
 Redemption Proceeds Per Share (99.50/100 of $99.06)**                                                    $98.56
 CLASS B SHARES:
 Net Asset Value Per Share ($11,060,451 / 112,014 shares outstanding)                                     $98.74
 Offering Price Per Share                                                                                 $98.74
 Redemption Proceeds Per Share (94.50/100 of $98.74)**                                                    $93.31
 CLASS C SHARES:
 Net Asset Value Per Share ($1,292,917 / 13,078 shares outstanding)                                       $98.86
 Offering Price Per Share                                                                                 $98.86
 Redemption Proceeds Per Share (99.00/100 of $98.86)**                                                    $97.87


* See "How to Purchase Shares" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


FEDERATED CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
 INVESTMENT INCOME:
 Dividends                                                                                     $       1,032,030
 Interest                                                                                                306,009
      Total income                                                                                     1,338,039
 EXPENSES:
 Investment advisory fee                                                         $     464,773
 Administrative personnel and services fee                                              91,740
 Custodian fees                                                                         11,867
 Transfer and dividend disbursing agent fees and expenses                               41,700
 Directors'/Trustees' fees                                                               4,378
 Auditing fees                                                                          14,507
 Legal fees                                                                              4,421
 Portfolio accounting fees                                                              36,095
 Distribution services fee -- Class B Shares                                            32,008
 Distribution services fee -- Class C Shares                                             3,819
 Shareholder services fee -- Class A Shares                                            142,982
 Shareholder services fee -- Class B Shares                                             10,669
 Shareholder services fee -- Class C Shares                                              1,273
 Share registration costs                                                               17,376
 Printing and postage                                                                   11,998
 Insurance premiums                                                                      2,896
 Taxes                                                                                     905
 Miscellaneous                                                                           1,991
      Total expenses                                                                   895,398
      Waiver of investment advisory fee                                                (82,224)
            Net expenses                                                                                 813,174
                      Net investment income                                                              524,865
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                                      7,554,053
 Net change in unrealized appreciation of investments                                                  1,823,531
      Net realized and unrealized gain on investments                                                  9,377,584
            Change in net assets resulting from operations                                     $       9,902,449

(See Notes which are an integral part of the Financial Statements)

FEDERATED CAPITAL APPRECIATION FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS        PERIOD          YEAR
                                                                      ENDED           ENDED          ENDED
                                                                   (UNAUDITED)     OCTOBER 31,    DECEMBER 31,
                                                                 APRIL 30, 1997      1996(A)        1995(B)
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                           $      524,865 $      259,736  $   1,188,048
 Net realized gain (loss) on investments ($7,554,053,
 $9,100,399 and $16,693,345, net gains, respectively,
 as computed for federal tax purposes)                                7,554,053      9,100,399     18,575,112
 Net change in unrealized appreciation (depreciation)                 1,823,531      3,829,310      9,195,528
  Change in net assets resulting from operations                      9,902,449     13,189,445     28,958,688
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Class A Shares                                                       (450,177)      (178,012)    (1,235,954)
  Class B Shares                                                            (11)           (98)           --
  Class C Shares                                                            --              --            --
 Distributions from net realized gains
  Class A Shares                                                     (6,319,819)    (2,209,569)    (6,164,051)
  Class B Shares                                                       (426,677)       (89,485)           --
  Class C Shares                                                        (48,727)       (11,319)           --
  Change in net assets resulting from distributions
  to shareholders                                                    (7,245,411)    (2,488,483)    (7,400,005)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                        17,139,883     13,529,456            --
 Net asset value of shares issued to shareholders in
 payment of distributions declared                                    2,670,756        887,243      2,209,356
 Cost of shares redeemed                                             (3,967,656)    (7,434,744)    (6,944,798)
  Change in net assets resulting from share transactions             15,842,983      6,981,955     (4,735,442)
  Change in net assets                                               18,500,021     17,682,917     16,823,241
 NET ASSETS:
 Beginning of period                                                115,883,175     98,200,258     81,377,017
 End of period (including undistributed net investment
 income of $156,303, $81,626 and $5,448, respectively)           $  134,383,196 $  115,883,175  $  98,200,258


(a) Reflects operations for the period from January 1, 1996 (start of business) to October 31, 1996.

(b) Amounts presented prior to January 31, 1996 represents results of operations for Federated Exchange Fund, Ltd.

(See Notes which are an integral part of the Financial Statements)

FEDERATED CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                    SIX MONTHS
                       ENDED       PERIOD
                    (UNAUDITED)     ENDED
                     APRIL 30,   OCTOBER 31,                           YEAR ENDED DECEMBER 31,(A)
                        1997       1996(B)     1995      1994      1993      1992      1991      1990      1989      1988
 NET ASSET VALUE,
 BEGINNING
 OF PERIOD              $97.01     $87.58     $68.84    $71.39    $65.83    $61.65    $50.56    $54.93    $50.03    $46.19
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
 income                    0.44       0.24      1.05      1.18      1.13      1.36      1.16      1.46     1.37       1.31
 Net realized and
 unrealized gain
 (loss) on
 investments               7.54      11.35     24.39     (1.39)     6.30      5.57     12.62     (3.86)     7.34      5.08
 Total from
 investment operations     7.98      11.59     25.44     (0.21)     7.43      6.93     13.78     (2.40)     8.71      6.39
 LESS DISTRIBUTIONS
 Distributions
 from net
 investment
 income                   (0.39)     (0.16)    (1.09)    (1.14)    (1.16)    (1.38)    (1.15)    (1.51)    (1.32)    (1.29)
 Distributions
 from net realized
 gain on
 investments              (5.54)     (2.00)    (5.61)    (1.20)    (0.71)    (1.37)    (1.54)    (0.46)    (2.49)    (1.26)
 Total
 distributions            (5.93)     (2.16)    (6.70)    (2.34)    (1.87)    (2.75)    (2.69)    (1.97)    (3.81)    (2.55)
 NET ASSET VALUE,
 END OF PERIOD           $99.06     $97.01    $87.58    $68.84    $71.39    $65.83    $61.65    $50.56    $54.93    $50.03
 TOTAL RETURN(C)           8.41%     13.36%    37.17%    (0.30)%   11.31%    11.38%    27.42%    (4.43)%   17.58%    13.97%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses                  1.25%*     1.23%*    1.08%     1.15%     1.15%     1.11%     1.12%     1.07%     1.13%     1.08%
 Net investment
 income                    0.91%*     0.31%*    1.29%     1.63%     1.59%     2.13%     1.97%     2.76%     2.45%     2.61%
 Expense waiver/
 reimbursement(d)          0.13%*     0.27%*    0.15%       --        --        --        --        --        --        --
 SUPPLEMENTAL DATA
 Net assets, end
 of period (000
 omitted)              $122,030   $108,804   $98,200   $81,377   $88,949   $91,551   $90,503   $79,114   $95,422   $89,228
 Average
 commission
 rate paid(e)           $0.0528    $0.0012        --        --        --        --        --       --        --        --
 Portfolio
 turnover                    40%        79%       81%       23%       26%       47%       54%       61%       41%       36%


* Computed on an annualized basis.

(a) Amounts presented prior to January 1, 1996 represent results of operations for Federated Exchange Fund, Ltd.

(b) Reflects operations for the period from January 1, 1996 (start of business) to October 31, 1996.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)

FEDERATED CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS -- CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                SIX MONTHS
                                                                   ENDED
                                                                (UNAUDITED)      PERIOD ENDED
                                                                 APRIL 30,        OCTOBER 31,
                                                                    1997            1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                              $96.70           $88.22
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                              0.07(b)         (0.25)(b)
  Net realized and unrealized gain (loss) on investments             7.51            10.74
  Total from investment operations                                   7.58            10.49
 LESS DISTRIBUTIONS
  Distributions from net investment income                             --            (0.01)
  Distributions from net realized gain on investments               (5.54)           (2.00)
  Total distributions                                               (5.54)           (2.01)
 NET ASSET VALUE, END OF PERIOD                                    $98.74           $96.70
 TOTAL RETURN(C)                                                     8.01%           12.00%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                           2.01%*           1.98%*
  Net investment income                                              0.15%*          (0.36)%*
  Expense waiver/reimbursement(d)                                    0.13%*           0.27%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                         $11,060           $6,369
  Average commission rate paid(e)                                 $0.0528          $0.0012
  Portfolio turnover                                                   40%              79%


* Computed on an annualized basis.

(a) Reflects operations for the period from January 4, 1996 (date of initial public investment) to October 31, 1996.

(b) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)

FEDERATED CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS -- CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 SIX MONTHS
                                                                    ENDED
                                                                 (UNAUDITED)     PERIOD ENDED
                                                                  APRIL 30,       OCTOBER 31,
                                                                     1997           1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                               $96.76          $88.22
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.07(b)        (0.25)(b)
  Net realized and unrealized gain (loss) on investments              7.57           10.80
  Total from investment operations                                    7.64           10.55
 LESS DISTRIBUTIONS
  Distributions from net investment income                             --            (0.01)
  Distributions from net realized gain on investments                (5.54)          (2.00)
  Total distributions                                                (5.54)          (2.01)
 NET ASSET VALUE, END OF PERIOD                                     $98.86          $96.76
 TOTAL RETURN(C)                                                      8.07%          12.05%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            2.01%*          1.98%*
  Net investment income                                               0.15%*         (0.37)%*
  Expense waiver/reimbursement(d)                                     0.13%*          0.27%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                           $1,293            $710
  Average commission rate paid(e)                                  $0.0528         $0.0012
  Portfolio turnover                                                    40%             79%


* Computed on an annualized basis.

(a) Reflects operations for the period from January 4, 1996 (date of initial public investment) to October 31, 1996.

(b) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)

FEDERATED CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide capital appreciation.

Pursuant to the terms of a merger agreement dated October 10, 1995, shareholders of Federated Exchange Fund, Ltd. agreed to acquire shares of the Fund, effective January 2, 1996. As part of the transaction, 1,121,204 Class A Shares of the Fund were issued in exchange for all the assets of Federated Exchange Fund, Ltd., which amounted to $98,200,258. The shares issued as a result of this transaction represented substantially all of the Fund's outstanding shares as of the transaction date. Due to this, and due to the similarities in investment objectives and policies between the Fund and Federated Exchange Fund, Ltd., the historical performance of Federated Exchange Fund, Ltd. prior to January 2, 1996, has been incorporated into the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- Listed equity securities are valued at the last sale price reported on a national securities exchange. Listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

  Additional information on each restricted security held at April 30, 1997 is as follows:

   SECURITY                                 ACQUISITION DATE      ACQUISITION COST
   CalEnergy Co., Inc., Conv. Pfd.              2/20/97             $  1,900,000
   Tosco Corp., Conv. Pfd.                12/10/96 - 12/17/96            699,363
   Solectron Corp., Conv. Bond                  1/17/97                1,808,000


  CHANGE IN FISCAL YEAR -- The Fund has changed its fiscal year-end from December 31, to October 31, beginning January 2, 1996.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                      SIX MONTHS              PERIOD ENDED             YEAR ENDED
                                        ENDED                  OCTOBER 31,             DECEMBER 31,
                                   APRIL 30, 1997                1996(A)                  1995(B)
 CLASS A SHARES                 SHARES       AMOUNT       SHARES       AMOUNT      SHARES        AMOUNT
 Shares sold                    115,548   $ 11,308,464    66,891   $  6,413,221       --     $          --
 Shares issued to
 shareholders in
 payment of distributions
 declared                        23,161      2,226,847     8,506        788,628    25,468        2,209,356
 Shares redeemed                (28,420)    (2,810,925)  (75,039)    (7,185,625)  (86,324)      (6,944,798)
   Net change resulting
   from Class A Share
   transactions                 110,289   $ 10,724,386       358   $     16,224   (60,856)   $  (4,735,442)


 (a) Reflects operations for the period from January 1, 1996 (start of business) to October 31, 1996.
 (b) Includes transactions in shares of partnership interest for Federated Exchange Fund, Ltd.

                                                     SIX MONTHS ENDED          PERIOD ENDED
                                                      APRIL 30, 1997        OCTOBER 31, 1996(C)
 CLASS B SHARES                                   SHARES       AMOUNT       SHARES       AMOUNT
 Shares sold                                      53,090   $   5,234,001    67,529    $  6,418,841
 Shares issued to shareholders in payment of
 distributions declared                            4,173         400,527       955          88,155
 Shares redeemed                                 (11,112)     (1,079,211)   (2,621)       (248,515)
   Net change resulting from
   Class B Share transactions                     46,151   $   4,555,317    65,863    $  6,258,481

                                                  SIX MONTHS ENDED          PERIOD ENDED
                                                   APRIL 30, 1997        OCTOBER 31, 1996(C)
CLASS C SHARES                                   SHARES      AMOUNT        SHARES       AMOUNT
 Shares sold                                      6,084  $     597,418      7,228   $    697,394
 Shares issued to shareholders in
 payment of distributions declared                  451         43,382        113         10,460
 Shares redeemed                                   (791)       (77,520)        (7)          (604)
   Net change resulting from Class C Share
   transactions                                    5744  $     563,280      7,334   $    707,250
     Net change resulting from share
     transactions                               162,184  $  15,842,983     73,555   $  6,981,955


 (c) For the period ended January 4, 1996 (date of initial public investment) to October 31, 1996.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sold discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares, and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                             PERCENTAGE OF
                            AVERAGE DAILY
  SHARE CLASS NAME       NET ASSETS OF CLASS
  Class A Shares                0.25%
  Class B Shares                0.75%
  Class C Shares                0.75%

  For the six months ended April 30, 1997, Class A Shares did not incur a distribution services fee.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1997, were as follows:

PURCHASES        $54,826,271
SALES            $47,685,926

DIRECTORS
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
Glen R. Johnson
  President
J. Christopher Donahue
  Executive Vice President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
Matthew S. Hardin
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]
Federated Securities Corp., Distributor
Cusip 314172701
Cusip 314172800
Cusip 314172883
G01649-04 (6/97)
[Graphic]





[Graphic]

Federated Growth Strategies Fund

SEMI-ANNUAL REPORT
APRIL 30, 1997
ESTABLISHED 1984

PRESIDENT'S MESSAGE

[Graphic]
Dear Shareholder:

Federated Growth Strategies Fund was created in 1984, and I am pleased to present its 13th Semi-Annual Report.

This report covers the six-month period from November 1, 1996, through April 30, 1997. It starts with a discussion with portfolio manager Jim
Grefenstette, Vice President of Federated Management. Following his discussion, there are three additional items of shareholder interest: a series of graphs showing long-term investment performance, a complete listing of the fund's stock holdings, and the fund's financial statements.

Federated Growth Strategies Fund is managed to pursue long-term growth through a highly diversified portfolio of mid- and large-capitalization stocks selected for their strong price and earnings momentum. The fund's portfolio includes common stocks and convertible securities representing 12 key business sectors with many familiar names that you'll recognize immediately, for example, General Electric, Travelers Group, Citicorp and Merck.

This diversified portfolio produced a strong total return relative to the average growth fund during the six-month period ended April 30, 1997, primarily through gains realized from security price appreciation.*

                     TOTAL   CAPITAL
                    RETURN    GAINS   INCOME       NAV CHANGE
 Class A Shares     8.83%    $2.82   $0.002   $25.84 to $25.17= -3%
 Class B Shares     8.38%    $2.82    $0.00   $25.65 to $24.86= -3%
 Class C Shares     8.45%    $2.82    $0.00   $25.68 to $24.91= -3%


It is easy to increase your opportunity to participate in the growth of American companies by reinvesting your earnings automatically in additional fund shares or investing on a regular basis through a systematic investment program.**

Thank you for selecting Federated Growth Strategies Fund to pursue your financial goals. As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1997

* Performance quoted is based on net asset value, reflects past performance, and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price or the payment of a contingent deferred sales charge for Class A, B, and C Shares were 2.85%, 2.40% and 7.36%, respectively.

** Systematic investing does not ensure a profit or protect against loss in declining markets.

INVESTMENT REVIEW

[Graphic]
Jim E. Grefenstette, CFA
Vice President
Federated Management

[Graphic]

OVERALL, NOVEMBER 1, 1996, THROUGH APRIL 30, 1997, WAS REWARDING, BUT VOLATILITY IMPACTED STOCKS -- PARTICULARLY GROWTH STOCKS -- LATE IN THE PERIOD. WHAT ARE YOUR COMMENTS?

The equity market continued to reach new all-time highs in the fourth quarter of 1996 as economic conditions -- moderate growth, stable interest rates, subdued inflation, and rising corporate profits -- were favorable for equities.

However, the first quarter of 1997 definitely suffered from a split personality. A pleasant January led us out of the gates, as the market was equally kind to almost all stocks with high single-digit returns. February and March, however, were impacted by evidence supporting a stronger-than-expected economy, which pushed up interest rates and pressed down longer duration equities -- such as growth stocks -- in favor of more cyclically sensitive stocks. April ended with less confusion about the strength of the economy, as both stocks and bonds began to price in a stronger economy for the rest of 1997.

[Graphic]

HOW DID FEDERATED GROWTH STRATEGIES FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 1997 COMPARED TO THE LIPPER GROWTH FUNDS AVERAGE?

The fund produced relatively strong total returns. For example, Class A, B, and C Share returns were 8.83%, 8.38%, and 8.45%, respectively, based on net asset value -- which includes capital appreciation of the shares, and adding income dividends and realized capital gain to the fund's net asset value.* These returns all outperformed the fund's peer group, the Lipper Growth Funds Average, which had a total return of 7.16% for the same period.**

* Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price or the payment of a contingent deferred sales charge for Class A, B, and C shares were 2.85%, 2.40% and 7.36%, respectively.

** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category indicated. This figure does not reflect any sales charges.

[Graphic]
CAN YOU SINGLE OUT PORTFOLIO HOLDINGS WITH PARTICULARLY INTERESTING STORIES?

HONDA MOTORS CO. LTD. (1.00% of portfolio): The world's largest manufacturer of internal combustion engines, HMC is benefiting from strong revenue growth in its automobile and motorcycle businesses, margin expansion, and the weak yen.

INTERSTATE BAKERIES CORP. (0.80% of portfolio): This is the number one bakery and distributor of fresh bakery products in the U.S. IBC's Twinkies and Wonder Bread remain family favorites. IBC continues to soar past consensus estimates as it realizes consolidation savings from the 1995 merger that created this company.

BIOCHEM PHARMA, INC. (0.40% of portfolio): This is a biotechnology company moving from a product development story to an earnings story with partner Glaxo Wellcome. The 3TC/Lamivudine for AIDS/Hepatitis B has $2 billion product potential from which earnings should grow rapidly.
UNIVERSAL HEALTH SERVICES, INC. (1.20% of portfolio): This is the smallest public hospital company with one of the fastest growth rates from admission growth, expansion of services and consolidation opportunities.

[Graphic]

WHAT IS YOUR OUTLOOK FOR GROWTH STOCKS THROUGH 1997, AND HOW HAS THAT INFLUENCED YOUR SECTOR WEIGHTINGS?

While we continue to believe that, through the year, the market will be disappointed with the rate of growth generated by the economy, as it currently stands, the economy appears stable. The lack of core price inflation at either the producer or consumer level and absence of growth in capital goods orders (excluding defense and aircraft orders) are two indicators that tell us the current pace of economic growth, however, is not sustainable.

Once consensus views on the economy shift to reflect more moderation, money should flow into stocks that are less sensitive to the strength of the economy. Consequently, we continue to favor with modest overweights sectors that offer the potential for strong secular growth, namely TECHNOLOGY, FINANCE and HEALTH CARE. We are also modestly underweight in economically sensitive sectors such as PRODUCER MANUFACTURING, BASIC INDUSTRIES, CONSUMER DURABLES AND UTILITIES.

At the end of the period, the portfolio composition and top ten holdings were as follows:

PORTFOLIO COMPOSITION

                                                          PERCENTAGE OF
                                     PERCENTAGE OF          S&P 500*
 SECTOR                                NET ASSETS       SECTOR WEIGHTING
 Finance                                 19.9%                 14.8%
 Technology                              17.2%                 15.0%
 Health Care                             12.9%                 11.1%
 Consumer Non Durables                    8.6%                 12.5%
 Energy/Minerals                          7.6%                  8.8%
 Producer Manufacturing                   5.2%                  7.7%
 Utilities                                5.2%                  9.5%
 Basic Industry                           4.4%                  6.0%
 Retail                                   4.2%                  4.4%
 Services                                 3.3%                  5.1%
 Consumer Durables                        3.0%                  3.6%
 Transportation                           1.4%                  1.4%
 Miscellaneous                            5.9%                   --


TOP 10 HOLDINGS

                                     PERCENTAGE
                                     OF PORTFOLIO
 MBNA Corp.                             1.6%
 Travelers Group, Inc.                  1.5%
 General Electric Co.                   1.4%
 Pfizer, Inc.                           1.3%
 NationsBank Corp.                      1.3%
 Citicorp                               1.3%
 Mellon Bank Corp.                      1.3%
 Merck & Co., Inc.                      1.2%
 Universal Health Services, Inc.        1.2%
 SunAmerica, Inc.                       1.1%
  Total Percentage of Portfolio        13.2%


* The S&P 500 is an unmanaged index of common stocks in industry, transportation, and financial and public utility companies. Investments may not be made in an index.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN
FEDERATED GROWTH STRATEGIES FUND
INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $13,000 IN THE CLASS A SHARES OF FEDERATED GROWTH STRATEGIES FUND ON 8/23/84, REINVESTED DIVIDENDS AND CAPITAL GAINS, AND DIDN'T REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $79,049 ON 4/30/97. YOU WOULD HAVE EARNED A 15.29%* AVERAGE ANNUAL TOTAL RETURN FOR THE 13-YEAR INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/97, the Class A Shares' average annual one-year, five-year and ten-year total returns were 7.92%, 9.63%, and 11.01%, respectively. Class B Shares' one-year and since inception (8/16/95) total returns were 6.94% and 14.31%, respectively. Class C Shares' one-year and since inception (8/16/95) total returns were 12.23% and 17.92%, respectively.**

[Graphic-see Appendix]


* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares.
  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

** Total return stated takes into account the 5.50% sales charge for Class A
  Shares, the 5.50% contingent deferred sales charge on Class B Shares, and the 1.00% contingent deferred sales charge on Class C Shares.

FEDERATED GROWTH STRATEGIES FUND
ONE STEP AT A TIME:

$1,000 INVESTED EACH YEAR FOR 13 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $33,755.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Growth Strategies Fund on 8/23/84, reinvested your dividends and capital gains and didn't redeem any shares, you would have invested only $13,000, but your account would have reached a total value of $33,755* by 4/30/97. You would have earned an average annual total return of 13.46%.

A practical investment plan helps you pursue long-term performance from growth oriented stocks. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work!

[Graphic-see Appendix]


* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED GROWTH STRATEGIES FUND

HYPOTHETICAL INVESTOR PROFILE: INVESTING FOR A COLLEGE EDUCATION

David and Joan Rice are a fictitious couple who, like many shareholders, are searching for a way to make their money grow over time.

David and Joan are planning for the college education of their child. On April 30, 1987, they invested $5,000 in the Class A Shares of Federated Growth Strategies Fund. Since then, David and Joan have made additional investments of $250 every month.

As this chart shows, over 10 years, the original $5,000 investment along with their additional monthly $250 investments totaling $35,000 has grown to $73,017. This represents a 12.46% average annual total return.* For the Rices, a dedicated program of monthly investment really paid off.

[Graphic-see Appendix]


* This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

FEDERATED GROWTH STRATEGIES FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1997 (UNAUDITED)

   SHARES                                                                        VALUE
 COMMON STOCKS -- 92.4%
                       BASIC INDUSTRY -- 4.4%
               103,600 Canadian Pacific Ltd.                               $    2,525,250
                56,300 (a)Cytec Industries, Inc.                                2,118,287
                84,300 Freeport-McMoRan Copper & Gold, Inc., Class B            2,455,237
                42,700 Potash Corporation of Saskatchewan, Inc.                 3,282,563
                42,200 Praxair, Inc.                                            2,178,575
               145,000 (a)Royal Group Technologies Ltd.                         3,244,375
               140,300 (a)Steel Dynamics, Inc.                                  2,735,850
                        Total                                                  18,540,137
                       CONSUMER DURABLES -- 3.0%
                93,200 Carlisle Cos., Inc.                                      2,621,250
                69,300 Honda Motor Co. Ltd., ADR                                4,331,250
                95,300 Leggett and Platt, Inc.                                  3,311,675
                35,800 Sony Corp., ADR                                          2,626,825
                        Total                                                  12,891,000
                       CONSUMER NON-DURABLES -- 8.6%
                57,700 Avon Products, Inc.                                      3,555,762
                90,800 Campbell Soup Co.                                        4,642,150
                61,200 Coca-Cola Co.                                            3,893,850
                30,000 Gillette Co.                                             2,550,000
                64,800 Interstate Bakeries Corp.                                3,361,500
                67,200 Kimberly-Clark Corp.                                     3,444,000
                42,900 Nike, Inc., Class B                                      2,413,125
                67,200 Philip Morris Cos., Inc.                                 2,646,000
                30,000 Procter & Gamble Co.                                     3,772,500
                81,100 RJR Nabisco Holdings Corp.                               2,412,725
                57,000 (a)Tommy Hilfiger Corp.                                  2,265,750
                55,000 Universal Corp.                                          1,540,000
                        Total                                                  36,497,362


FEDERATED GROWTH STRATEGIES FUND

   SHARES                                                                          VALUE
 COMMON STOCKS -- CONTINUED
                        ENERGY MINERALS -- 7.6%
                67,400 (a)BJ Services Co.                                    $  3,176,225
                82,900 Baker Hughes, Inc.                                       2,860,050
                28,300 (a)Benton Oil & Gas Co.                                    413,887
                22,000 British Petroleum Co. PLC, ADR                           3,027,750
                32,100 (a)Diamond Offshore Drilling, Inc.                       2,066,437
                23,600 (a)ENSCO International, Inc.                             1,121,000
                79,900 (a)Global Marine, Inc.                                   1,607,988
               106,600 (a)Nabors Industries, Inc.                               1,998,750
               134,800 (a)Oryx Energy Co.                                       2,696,000
                62,000 (a)Petroleum Geo-Services, ADR                           2,387,000
                88,300 (a)Rowan Companies, Inc.                                 1,589,400
                12,000 Royal Dutch Petroleum Co., ADR                           2,163,000
                68,000 Unocal Corp.                                             2,592,500
               163,000 YPF Sociedad Anonima, ADR                                4,502,875
                        Total                                                  32,202,862
                       FINANCE--19.9%
                84,600 Aflac, Inc.                                              3,637,800
               104,000 Ahmanson (H.F.) & Co.                                    3,965,000
                58,700 Allstate Corp.                                           3,844,850
                25,000 American International Group, Inc.                       3,212,500
                92,400 Bank of New York Co., Inc.                               3,649,800
                34,000 BankAmerica Corp.                                        3,973,750
                48,100 Citicorp                                                 5,417,262
               115,400 Conseco, Inc.                                            4,774,675
                81,800 Federal National Mortgage Association                    3,364,025
                40,000 Green Tree Financial Corp.                               1,185,000
                69,200 Greenpoint Financial Corp.                               3,831,950
               203,925 MBNA Corp.                                               6,729,525


FEDERATED GROWTH STRATEGIES FUND

   SHARES                                                                          VALUE
 COMMON STOCKS -- CONTINUED
                       FINANCE -- CONTINUED
                20,000 MGIC Investment Corp.                               $    1,625,000
                63,600 Mellon Bank Corp.                                        5,286,750
                25,200 Merrill Lynch & Co., Inc.                                2,400,300
                41,700 Morgan Stanley Group, Inc.                               2,632,313
                91,400 NationsBank Corp.                                        5,518,275
               125,800 Schwab (Charles) Corp.                                   4,607,425
               104,300 SunAmerica, Inc.                                         4,797,800
                99,800 TCF Financial Corp.                                      4,079,325
               113,800 Travelers Group, Inc.                                    6,301,675
                        Total                                                  84,835,000
                        HEALTH CARE -- 12.9%
                53,900 (a)Amgen, Inc.                                           3,173,362
               100,000 (a)BioChem Pharma, Inc.                                  1,798,437
                96,000 (a)Centocor, Inc.                                        2,700,000
                50,100 (a)Geltex Pharmaceuticals, Inc.                            826,650
                46,300 HBO & Co.                                                2,477,050
                66,400 (a)HCIA, Inc.                                            1,369,500
               155,000 (a)HEALTHSOUTH Rehabilitation                            3,061,250
                55,800 Johnson & Johnson                                        3,417,750
                86,800 Jones Medical Industries, Inc.                           3,059,700
                40,800 Lilly (Eli) & Co.                                        3,585,300
                47,000 (a)Lincare Holdings, Inc.                                1,844,750
                70,500 (a)Liposome Co., Inc.                                    1,564,219
                56,600 Merck & Co., Inc.                                        5,122,300
                58,500 Pfizer, Inc.                                             5,616,000
                25,800 (a)Quintiles Transnational Corp.                         1,312,575
               120,700 (a)Safeskin Corp.                                        2,700,663
               131,400 (a)Universal Health Services, Inc., Class B              4,976,775


FEDERATED GROWTH STRATEGIES FUND

   SHARES                                                                          VALUE
 COMMON STOCKS -- CONTINUED
                       HEALTH CARE -- CONTINUED
                63,000 (a)Vencor, Inc.                                       $  2,622,375
                20,600 Warner-Lambert Co.                                       2,018,800
                49,100 (a)Watson Pharmaceuticals, Inc.                          1,755,325
                        Total                                                  55,002,781
                       PRODUCER MANUFACTURING -- 5.2%
                45,000 (a)American Standard Cos.                                1,884,375
               138,300 (a)Cable Design Technologies, Class A                    2,610,412
                51,400 General Electric Co.                                     5,698,975
                65,500 Precision Castparts Corp.                                3,504,250
                61,500 Tyco International, Ltd.                                 3,751,500
                84,000 (a)U.S. Filter Corp.                                     2,551,500
                80,000 (a)U.S. Office Products Co.                              2,040,000
                        Total                                                  22,041,012
                       RETAIL TRADE -- 4.2%
               140,400 (a)General Nutrition Cos., Inc.                          3,018,600
               184,300 Pier 1 Imports, Inc.                                     3,639,925
                69,300 (a)Proffitts, Inc.                                       2,590,088
                98,000 (a)Safeway, Inc.                                         4,373,250
                47,500 TJX Cos., Inc.                                           2,244,375
                51,400 Tiffany & Co.                                            2,036,725
                        Total                                                  17,902,963
                       SERVICES -- 3.3%
                80,400 (a)Boston Chicken, Inc.                                  1,919,550
                55,300 (a)HFS, Inc.                                             3,276,525
                52,700 New York Times Co., Class A                              2,279,275
               204,800 (a)Philip Environmental, Inc.                            3,225,600
                99,500 (a)USA Waste Services, Inc.                              3,258,625
                        Total                                                  13,959,575


FEDERATED GROWTH STRATEGIES FUND

   SHARES                                                                          VALUE
 COMMON STOCKS -- CONTINUED
                       TECHNOLOGY -- 17.2%
                85,600 (a)ADC Telecommunications, Inc.                       $            2,236,300
                47,900 Adobe System, Inc.                                                 1,874,087
                97,100 (a)Advanced Micro Devices, Inc.                                    4,126,750
                45,900 (a)Altera Corp.                                                    2,274,919
                84,100 (a)Applied Materials, Inc.                                         4,614,987
               114,700 (a)BA Merchant Services, Inc., Class A                             1,605,800
                80,100 (a)Cadence Design Systems, Inc.                                    2,563,200
                33,000 (a)Compaq Computer Corp.                                           2,817,375
                47,600 (a)Dell Computer Corp.                                             3,983,525
                90,700 ECI Telecommunications, Ltd.                                       1,984,063
                74,500 (a)First USA Paymentech, Inc.                                      1,797,312
                82,700 HNC Software                                                       2,191,550
                65,000 Hewlett-Packard Co.                                                3,412,500
                22,100 Intel Corp.                                                        3,384,063
               178,200 (a)Iomega Corp.                                                    3,096,225
                46,000 (a)KLA Instruments Corp.                                           2,047,000
                67,700 (a)LSI Logic Corp.                                                 2,589,525
                40,300 Lucent Technologies, Inc.                                          2,382,738
               130,100 (a)Mastech Corp.                                                   1,496,150
                33,200 (a)Microsoft Corp.                                                 4,033,800
                52,050 (a)Oracle Corp.                                                    2,068,988
                65,900 (a)Pairgain Technologies, Inc.                                     1,713,400
                49,700 (a)Qualcomm, Inc.                                                  2,323,475
                55,500 (a)SCI Systems, Inc.                                               3,427,125
                65,700 (a)Seagate Technology, Inc.                                        3,013,988
                58,100 (a)StorMedia, Inc.                                                   733,513
               116,600 (a)Sun Microsystems, Inc.                                          3,359,538
                74,100 Telefonaktiebolaget LM Ericsson, Class B                           2,491,612
                        Total                                                            73,643,508


FEDERATED GROWTH STRATEGIES FUND

  SHARES OR
  PRINCIPAL
   AMOUNT                                                                        VALUE
COMMON STOCKS -- CONTINUED
                       TRANSPORTATION -- 0.9%
                76,400 Comair Holdings, Inc.                               $    1,613,950
                81,900 Expeditors International Washington, Inc.                2,047,500
                        Total                                                   3,661,450
                        UTILITIES -- 5.2%
                99,300 (a)CalEnergy Co., Inc.                                   3,885,112
                66,300 Cincinnati Bell, Inc.                                    3,712,800
                73,700 Sonat, Inc.                                              4,210,113
                55,400 Telefonos de Mexico, Class L, ADR                        2,285,250
                96,750 Williams Cos., Inc. (The)                                4,244,906
               156,100 (a)WorldCom, Inc.                                        3,746,400
                        Total                                                  22,084,581
                        TOTAL COMMON STOCKS (IDENTIFIED COST                  393,262,231
                        $313,363,748)
 CONVERTIBLE SECURITIES -- 0.5%
                       TRANSPORTATION -- 0.5%
                26,600 Continental Airlines, Inc., Conv. Pfd., $4.25            1,938,661
                       (IDENTIFIED COST $1,584,063)
 (B)REPURCHASE AGREEMENTS -- 5.9%
 $          25,210,000 BT Securities Corporation, 5.43%, dated
                       4/30/1997, due 5/1/1997
                       (AT AMORTIZED COST)                                      25,210,000
                        TOTAL INVESTMENTS (IDENTIFIED COST                 $   420,410,892
                        $340,157,811)(C)


(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $340,157,812. The net unrealized appreciation of investments on a federal tax basis amounts to $80,253,081 which is comprised of $94,754,771 appreciation and $14,501,690 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($425,708,257) at April 30, 1997.

The following acronyms are used throughout this portfolio:

ADR -- American Depository Receipt
PLC -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)

FEDERATED GROWTH STRATEGIES FUND
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                    $420,410,892
 $340,157,811)
 Income receivable                                                                          337,290
 Receivable for investments sold                                                         17,325,465
 Receivable for shares sold                                                               1,000,354
    Total assets                                                                        439,074,001
 LIABILITIES:
 Payable for investments purchased                                        $ 12,769,762
 Payable for shares redeemed                                                    32,250
 Payable to Bank                                                               323,875
 Payable for taxes withheld                                                      2,669
 Accrued expenses                                                              237,188
    Total liabilities                                                                    13,365,744
 NET ASSETS for 16,924,160 shares outstanding                                          $425,708,257
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $300,105,367
 Net unrealized appreciation of investments                                              80,253,097
 Accumulated net realized gain on investments                                            45,304,985
 Undistributed net investment income                                                         44,808
    Total Net Assets                                                                   $425,708,257
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:
 Net Asset Value Per Share ($403,539,905 / 16,032,673 shares outstanding)                    $25.17
 Offering Price Per Share (100/94.50 of $25.17)*                                             $26.63
 Redemption Proceeds Per Share (100.00/100 of $25.17)**                                      $25.17
 CLASS B SHARES:
 Net Asset Value Per Share ($18,310,576 / 736,626 shares outstanding)                        $24.86
 Offering Price Per Share (100/100.00 of $24.86)*                                            $24.86
 Redemption Proceeds Per Share (94.50/100 of $24.86)**                                       $23.49
 CLASS C SHARES:
 Net Asset Value Per Share ($3,857,774 / 154,861 shares outstanding)                         $24.91
 Offering Price Per Share (100/100.00 of $24.91)*                                            $24.91
 Redemption Proceeds Per Share (99.00/100 of $24.91)**                                       $24.66


* See "What Shares Cost" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GROWTH STRATEGIES FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Dividends                                                                            $   1,772,883
 Interest                                                                                   636,262
     Total income                                                                         2,409,145
 EXPENSES:
 Investment advisory fee                                                  $ 1,487,281
 Administrative personnel and services fee                                    149,735
 Custodian fees                                                                29,307
 Transfer and dividend disbursing agent fees and expenses                     249,306
 Directors'/Trustees' fees                                                      2,505
 Auditing fees                                                                  9,202
 Legal fees                                                                     2,506
 Portfolio accounting fees                                                     55,874
 Distribution services fee -- Class B Shares                                   54,118
 Distribution services fee -- Class C Shares                                   14,620
 Shareholder services fee -- Class A Shares                                   472,847
 Shareholder services fee -- Class B Shares                                    18,039
 Shareholder services fee -- Class C Shares                                     4,873
 Share registration costs                                                      16,044
 Printing and postage                                                          37,395
 Insurance premiums                                                             2,896
 Taxes                                                                         18,310
 Miscellaneous                                                                  4,916
     Total expenses                                                         2,629,774
 Waivers --
     Waiver of shareholder services fee -- Class A Shares     $ (274,511)
     Waiver of shareholder services fee -- Class C Shares         (2,615)
          Total waivers                                                      (277,126)
               Net expenses                                                               2,352,648
                     Net investment income                                                   56,497
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                        45,867,226
 Net change in unrealized appreciation of investments                                    17,769,457
     Net realized and unrealized gain on investments                                     63,636,683
          Change in net assets resulting from operations                              $  63,693,180


(See Notes which are an integral part of the Financial Statements)

FEDERATED GROWTH STRATEGIES FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                       SIX MONTH
                                                                         ENDED           YEAR ENDED
                                                                      (UNAUDITED)       OCTOBER 31,
                                                                     APRIL 30, 1997         1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                             $         56,497    $       353,605
 Net realized gain on investments ($45,867,226 and $34,792,008,
 respectively, as computed for federal tax purposes)                     45,867,226         34,229,221
 Net change in unrealized appreciation/depreciation                      17,769,457         25,049,643
  Change in net assets resulting from operations                         63,693,180         59,632,469
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Class A Shares                                                            (26,989)          (439,174)
 Distributions from net realized gains
  Class A Shares                                                        (32,989,453)       (50,905,303)
  Class B Shares                                                         (1,366,243)          (314,552)
  Class C Shares                                                           (434,938)           (47,135)
   Change in net assets resulting from distributions
   to shareholders                                                      (34,817,623)       (51,706,164)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                           119,448,497        150,175,756
 Proceeds from shares issued in connection with the acquisition          74,233,048(a)      16,771,825
 Net asset value of shares issued to shareholders in payment
 of distributions declared                                               22,808,621         29,896,567
 Cost of shares redeemed                                               (142,064,862)      (132,875,327)
  Change in net assets resulting from share transactions                 74,425,304         63,968,821
   Change in net assets                                                 103,300,861         71,895,126
 NET ASSETS:
 Beginning of period                                                    322,407,396        250,512,270
 End of period (including undistributed net investment
 income of $44,808 and $15,300, respectively)                      $    425,708,257    $   322,407,396


(a) Includes $32,244,540 of unrealized appreciation.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GROWTH STRATEGIES FUND
FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                   SIX MONTHS
                     ENDED                                                                                       YEAR
                   (UNAUDITED)                                                                                   ENDED
                    APRIL 30,                                                  YEAR ENDED                        MAY 31,
                                                                               OCTOBER 31,
                      1997        1996     1995    1994     1993     1992     1991     1990     1989   1988(A)    1988
 NET ASSET VALUE,
 BEGINNING OF
 PERIOD                $25.84    $26.22    $21.28    $23.92    $21.16    $21.58    $16.78    $20.99    $17.18   $16.93     $17.67
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
 income               --           0.04      0.24      0.21      0.20      0.33      0.57      0.75      0.59     0.09       0.25
 Net realized and
 unrealized gain
 (loss)
 on investments          2.15      5.01      5.64     (2.18)     2.96      0.45      5.97     (2.69)     3.80     1.08      (0.23)
 Total from
 investment
 operations              2.15      5.05      5.88     (1.97)     3.16      0.78      6.54     (1.94)     4.39     1.17       0.02
 LESS DISTRIBUTIONS
 Distributions
 from
 net investment
 income                   --      (0.04)    (0.26)    (0.19)    (0.23)    (0.33)    (0.61)    (0.79)    (0.52)    (0.15)    (0.20)
 Distributions
 from
 net realized
 gain on
 investment
 transactions           (2.82)    (5.39)    (0.68)    (0.48)    (0.17)    (0.87)    (1.13)    (1.48)    (0.06)    (0.77)    (0.56)
 Total                  (2.82)    (5.43)    (0.94)    (0.67)    (0.40)    (1.20)    (1.74)    (2.27)    (0.58)    (0.92)    (0.76)
 distributions
 NET ASSET VALUE,
 END OF PERIOD         $25.17    $25.84    $26.22    $21.28    $23.92    $21.16    $21.58    $16.78    $20.99    $17.18    $16.93
 TOTAL RETURN(B)         8.83%    23.16%    29.03%    (8.43%)   15.06%     3.93%    41.54%   (10.41%)   25.87%     6.95%     0.50%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses                1.14%*    1.13%     1.10%     0.99%     0.96%     1.01%     1.01%     1.01%     1.01%    1.00%*     1.00%
 Net investment
 income                  0.07%*    0.15%     1.05%     0.89%     0.90%     1.54%     2.88%     4.00%     2.99%    1.30%*     1.39%
 Expense waiver/
 reimbursement(c)        0.14%*    0.15%     0.16%      --         --       --        0.10%    0.22%     0.14%    0.60%*     0.15%
 SUPPLEMENTAL DATA
 Net assets, end
 of period (000      $403,540  $307,882  $249,110  $320,630  $460,811  $391,655  $275,561  $138,407  $134,735  $104,146  $102,395
 omitted)
 Average
 commission
 rate paid              .0568      .066       --       --         --        --        --        --        --        --        --
 Portfolio                42%       89%     125%        59%      57%        46%      54%       67%       79%       24%       88%
 turnover


* Computed on an annualized basis.

(a) For the five months ended October 31, 1988. The Fund changed its fiscal year end from May 31 to October 31.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GROWTH STRATEGIES FUND
FINANCIAL HIGHLIGHTS -- CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 SIX MONTHS
                                                                    ENDED
                                                                 (UNAUDITED)       YEAR ENDED
                                                                  APRIL 30,          APRIL 30,
                                                                    1997         1996       1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                $25.65      $26.23      $25.51
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               (0.03)      (0.10)      (0.02)
  Net realized and unrealized gain (loss) on investments               2.06        4.91        0.74
  Total from investment operations                                     2.03        4.81        0.72
 LESS DISTRIBUTIONS
  Distributions from net realized gain on investments                 (2.82)      (5.39)          --
 NET ASSET VALUE, END OF PERIOD                                      $24.86      $25.65      $26.23
 TOTAL RETURN(B)                                                      8.38%      22.03%       2.82%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                           2.03%*       2.03%      2.04%*
  Net investment income                                             (0.82%)*     (0.79%)    (0.66%)*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $18,311     $10,858      $1,345
  Average commission rate paid(d)                                  $0.0568     $0.0566          --
  Portfolio turnover                                                   42%         89%        125%


* Computed on an annualized basis.

(a) Reflects operations for the period from August 15, 1995 (date of initial public offering) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GROWTH STRATEGIES FUND
FINANCIAL HIGHLIGHTS -- CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   SIX MONTHS
                                                                      ENDED
                                                                   (UNAUDITED)      YEAR ENDED
                                                                    APRIL 30,        APRIL 30,
                                                                      1997        1996       1995
 NET ASSET VALUE, BEGINNING OF PERIOD                                 $25.68    $26.22       $25.51
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                (0.08)    (0.05)       (0.02)
  Net realized and unrealized gain (loss) on investments                2.13      4.90         0.73
  Total from investment operations                                      2.05      4.85         0.71
 LESS DISTRIBUTIONS
  Distributions from net realized gain on investments                  (2.82)    (5.39)           --
 NET ASSET VALUE, END OF PERIOD                                       $24.91    $25.68       $26.22
 TOTAL RETURN(B)                                                       8.45%    22.12%        2.78%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            1.90%*     1.92%       2.05%*
  Net investment income                                              (0.68%)*   (0.72%)     (0.71%)*
  Expense waiver/ reimbursement(c)                                    0.13%*     0.12%           --
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                             $3,858    $3,667          $57
  Average commission rate paid(d)                                    $0.0568   $0.0566           --
  Portfolio turnover                                                     42%       89%         125%


* Computed on an annualized basis.

(a) Reflects operations for the period from August 15, 1995 (date of initial public offering) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GROWTH STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Growth Strategies Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The fund seeks appreciation of capital by investing primarily in equity securities of companies with prospects for above-average growth in earnings and dividends.

On December 13, 1996, the Fund acquired all the net assets of State Bond Common Stock Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 3,104,686 shares of the Fund (valued at $74,233,048) for the 7,784,543 shares of the Acquired Fund outstanding on December 13, 1996. The Acquired Fund's net assets of $74,233,048, which consisted of $41,988,508 of Paid in Capital and $32,244,540 of Unrealized Appreciation, at that date were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $317,425,545 and $74,233,048, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- Listed equity securities are valued at the last sale price reported on a national securities exchange. Unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.
  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                   APRIL 30, 1997               OCTOBER 31, 1996
 CLASS A SHARES                             SHARES          AMOUNT          SHARES           AMOUNT
 Shares sold                                5,543,230  $   109,139,064     5,737,956   $   136,990,799
 Shares issued in connection with the
 acquisition                                3,104,686       74,233,048       616,434        14,812,920
 Shares issued to shareholders in
 payment
 of distributions declared                    878,652       21,166,734     1,358,129        29,564,831
 Shares redeemed                           (5,409,852)    (138,327,414)   (5,295,894)     (129,571,078)
  Net change resulting from Class A
  Share
  transactions                              4,116,716  $    66,211,432     2,416,625   $    51,797,472

                                                      APRIL 30, 1997               OCTOBER 31, 1996
 CLASS B SHARES                                 SHARES        AMOUNT            SHARES            AMOUNT
 Shares sold                                     350,326      $    8,896,216      479,932      $     11,412,701
 Shares issued to shareholders in payment of
 distributions declared                           53,636           1,280,288       13,074               284,612
 Shares redeemed                                (90,657)          (2,283,228)    (120,979)           (2,885,554)
  Net change resulting from Class B Share
  transactions                                   313,305      $    7,893,276      372,027      $      8,811,759

                                                        APRIL 30, 1997                OCTOBER 31, 1996
 CLASS C SHARES                                    SHARES           AMOUNT        SHARES              AMOUNT
 Shares sold                                       55,067      $    1,413,217       71,373       $     1,772,256
 Shares issued in connection with the                                               81,928             1,958,905
 acquisition
 Shares issued to shareholders in payment of
 distributions declared                            15,123             361,599        2,164                47,124
 Shares redeemed                                  (58,136)         (1,454,220)     (14,839)             (418,695)
  Net change resulting from Class C Share
  transactions                                     12,054      $      320,596      140,626       $     3,359,590
   Net change resulting from share
   transactions                                  4,442,075     $   74,425,304    2,929,278       $    63,968,821


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Trust's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate Federated Securities Corp.

                        PERCENTAGE OF
                      AVERAGE DAILY NET
 SHARE CLASS NAME      ASSETS OF CLASS
    Class B                0.75%
    Class C                0.75%

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities and in-kind contributions, for the period ended April 30, 1997, were as follows:

PURCHASES     $246,122,224
SALES         $152,253,515


DIRECTORS
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]
Federated Investors

Federated Securities Corp., Distributor

Cusip 314172107
Cusip 314172206
Cusip 314172305
8010409 (6/97)

[Graphic]







[Graphic]
Federated Small Cap Strategies Fund
SEMI-ANNUAL REPORT
APRIL 30, 1997
ESTABLISHED 1995

PRESIDENT'S MESSAGE

[Graphic]
Dear Shareholder:

Federated Small Cap Strategies Fund was founded in 1995, and I am pleased to present its Second Semi-Annual Report covering the six-month period from November 1, 1996, through April 30, 1997.

This report starts with a discussion with Aash Shah, Vice President, who co-manages the fund with Jim Grefenstette, Vice President, both with Federated Management. Following Aash's discussion are two additional items of shareholder interest: a complete listing of the fund's stock holdings and the fund's financial statements.

Federated Small Cap Strategies Fund is managed to offer shareholders significant opportunities for long-term growth by owning a highly diversified portfolio of small-cap stocks. These stocks, issued by companies with a market capitalization of less than $1 billion, offer the potential for high returns over time in exchange for a higher level of risk compared to stocks issued by large, well-established companies.* To help reduce risk and seek opportunities in this dynamic market, the fund's portfolio is carefully selected and diversified with 98 stocks across 12 industry sectors.

In its first full year of operation, this diversified portfolio produced an extraordinarily strong total return through growth in net asset value (on October 31, 1996, Class A, B, and C Shares' returns were 47.06%, 46.20%, and 46.00%, respectively, based on net asset value).** For example, the initial net asset value of Class A Shares on November 1, 1995 was $10.00 per share and rose to $14.68 per share on October 31, 1996. However, during the fund's most recent six-month fiscal operating period, small-company stocks experienced a downturn. In this environment, the net asset values of the fund's share classes declined. For example, Class A Shares net asset value declined to $13.83. As a result, the fund turned in negative total performance for the recent six-month period ended April 30, 1997.*** Price volatility in small-cap stocks is to be expected.

* In return for this potential, these stocks have historically experienced greater volatility than average.

** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. As of April 30, 1997, the Class A Shares' one-year and since inception (11/1/95) total returns based on offering price were -5.67% and 20.89%, respectively. Class B Shares' one-year and since inception (11/1/95) total returns were -6.29% and 21.85%, respectively. Class C Shares' one-year and since inception (11/1/95) total returns were -12.63% and 24.61%, respectively.

*** Total returns for the period based on offering price or the payment of a contingent deferred sales charge for Class A, B, and C Shares were -9.67%, -10.01%, and -5.79%, respectively.

                                CAPITAL
                    TOTAL        GAIN
                    RETURN   DISTRIBUTIONS          NAV CHANGE
 Class A Shares     -4.44%       $0.22       $14.68 TO $13.83 = -6%
 Class B Shares     -4.81%       $0.22       $14.62 TO $13.72 = -6%
 Class C Shares     -4.81%       $0.22       $14.60 TO $13.70 = -6%

Remember, the best measure of performance when investing in stocks, particularly small-cap stocks, is over a period of years rather than months. Short-term negative periods are to be expected when investing in small-cap stocks.
Over time, you can easily increase your opportunity to participate in the growth of smaller American companies by reinvesting your earnings automatically in additional fund shares. And, you can add to your account on a regular basis through a systematic investment program. In fact, buying shares regularly, i.e., monthly additions of the same dollar amount, automatically accumulates more shares in your account at lower prices.+

Thank you for selecting Federated Small Cap Strategies Fund to pursue your long-term financial goals. We welcome your comments and suggestions.

Sincerely,
[Graphic]
Glen R. Johnson
President
June 15, 1997

+ Systematic investing does not ensure a profit or protect against loss in declining markets.

Investment Review

[Graphic]
Aash Shah, CFA
Vice President
Federated Management

[Graphic]
Jim Grefenstette, CFA
Vice President
Federated Management

[Graphic]
OVER THE SIX-MONTH REPORTING PERIOD, THE STOCK MARKET CONTINUED TO CLIMB TO NEW LEVELS, BUT SMALL-CAP STOCKS BORE THE BRUNT OF MARKET VOLATILITY THAT OCCURRED LATE IN THE PERIOD. WHAT IS YOUR ANALYSIS?

The equity market, as measured by the S&P 500 Index,* turned in strong overall performance over the six-month period with a total return of 14.71%. Major stock indexes continued to reach new all-time highs in the fourth quarter of 1996 as economic conditions -- moderate growth, stable interest rates, subdued inflation, and rising corporate profits -- were favorable for stocks. While the end of the period was marked by a degree of volatility that investors have not seen in over five years -- the S&P 500's total return on March 30, 1997, was -4.11% -- the market recovered in April, producing a one-month total return of 5.97% on April 30, 1997.

On the other hand, with a total return of 1.75%, small caps, as measured by the S&P 600 Small-Cap Index,* considerably underperformed the large caps during the six-month period. For example, during the first quarter of 1997, the S&P 600 Small Cap Index was down over 5% while the S&P 500 was up almost 3%. In April, although the S&P 600 Small-Cap Index turned in a positive total return of 1.22%, it trailed the S&P 500's total return of 5.97%.

Still, earnings growth in the small-cap sector remains very strong. By most fundamental measures, both in relative and absolute terms, small-cap stocks are still attractive, and valuations are within the "normal range." As an asset class of equity investing, small-cap stocks do not move in tandem with large-cap stocks.

[Graphic]
HOW DID FEDERATED SMALL CAP STRATEGIES FUND PERFORM OVER THE SIX-MONTH PERIOD COMPARED TO THE LIPPER SMALL COMPANY GROWTH FUNDS AVERAGE?

After producing outstanding returns in its first year of operation (Class A, B, and C Shares returns were 47.06%, 46.20%, and 46.00%, respectively, based on net asset value on October 31, 1996), the fund's performance reflected the market's subsequent short-term volatility. The fund's six-month total return was -4.44% for Class A Shares, -4.81% for Class B Shares, and -4.81% for Class C Shares based on net asset value. These returns were consistent with the -3.50% total return of the Lipper Small Company Growth Funds Average.**

* The S&P 500 is an unmanaged index comprising stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index. The S&P 600 Small Cap Index is an unmanaged capitalization weighted index that measures the performance of selected U.S. stocks with a small market capitalization.

** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

[Graphic]
WHAT IS YOUR OVERALL STRATEGY TO TAP THE HISTORICALLY REWARDING LONG-TERM PERFORMANCE OF THE SMALL-CAP STOCK MARKET?

Our overall goal is to invest in the best small companies within each of 12 economic sectors. We typically target companies with a market capitalization of less than $1 billion (currently the average capitalization is $330 million). Our strategy is to remain fully invested in small, fast-growing, attractively valued companies -- the best 2% of small companies we can find across a universe of over 7,000 small companies in the U.S. We use a combination of quantitative models and fundamental analysis in the process of selecting these companies. The management style can be described as a blend of value and growth.

There are two characteristics of this fund that help make it an ideal investment vehicle for this market: First, sector discipline -- we stay invested in all 12 economic sectors at all times with appropriate overweights and underweights. Second is small-cap discipline. We have kept the median capitalization of the fund below $1 billion, making this truly a small-cap fund. Again, the current average capitalization of the holdings in the fund is $330 million.

[Graphic]
IN LIGHT OF CURRENT MARKET CONDITIONS, IN WHAT SECTORS ARE YOU FINDING OPPORTUNITIES?

The TECHNOLOGY sector experienced a severe downturn during the first quarter, with networking stocks down 30%, computer software stocks down 25%, and telecommunications equipment stocks down 24%. Some may argue that this was a much needed correction in lofty valuations of technology stocks. However, with the economy still strong, we believe technology spending will continue to be strong, albeit at a slightly slower pace than over the past several years. Accordingly, we have continued to selectively add to positions in the Technology sector, absorbing some short-term pain to set us up for longer term gain.

We have also added to positions in HEALTH CARE and SERVICES sectors. Our strategy of being very selective on new issues has kept us out of some of the extremely overvalued initial public offerings. Our disciplined approach to security selection has led us to attractive small-cap stocks that are reasonably valued based on business fundamentals.

Currently, we are maintaining our cash position below 10%, which is effectively a fully invested position. Under low inflation and moderate economic growth conditions, we expect small caps to do well.

[Graphic]
HOW HAVE YOU STRUCTURED THE PORTFOLIO AS OF APRIL 30, 1997?
The portfolio composition and top ten holdings were as follows:

                                              PERCENTAGE OF
                             PERCENTAGE      S&P 600 SECTOR
 SECTOR                     OF PORTFOLIO       WEIGHTING
Technology                      20.4%            17.8%
Finance                         17.1%            17.1%
Health Care                     11.3%            10.5%
Retail                           9.7%             5.8%
Services                         9.3%            10.3%
Producer Manufacturing           6.6%             7.2%
Basic Industry                   5.4%             7.2%
Consumer Non Durables            3.9%             3.9%
Energy Minerals                  3.8%             5.8%
Consumer Durables                3.5%             6.3%
Utilities                        3.4%             5.3%
Transportation                   1.2%             2.8%
Miscellaneous                    4.4%

                                                                  PERCENTAGE
TOP 10 HOLDINGS                                                  OF PORTFOLIO
Frontier Insurance Group, Inc.                                       1.4%
Prime Service, Inc.                                                  1.3%
Caribiner International, Inc.                                        1.3%
U.S. Office Products Co.                                             1.3%
ACT Networks, Inc.                                                   1.3%
Exar Corp.                                                           1.3%
Universal Health Services, Inc.                                      1.3%
Vesta Insurance Group, Inc.                                          1.3%
Redwood Trust, Inc.                                                  1.3%
Prime Hospitality Corp.                                              1.2%
  Total Percentage of Portfolio                                     13.0%
[Graphic]

WHAT IS YOUR OUTLOOK FOR SMALL-CAP STOCKS THROUGH 1997?

The small cap market remains very attractive, with two powerful longer term drivers: One, valuation levels of small-cap stocks are extremely attractive, and two, earnings growth in the small-cap market is expected to outpace larger cap stocks over the next 3-5 years. The recent downturn in the small-cap market created a tremendous opportunity to average down, and we did in a number of our holdings. Like fund shareholders, we invest for the longer term.

FEDERATED SMALL CAP STRATEGIES FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

     SHARES                                                                                                      VALUE
 COMMON STOCKS -- 95.9%
                  BASIC INDUSTRY -- 5.4%
        138,200 (a)Chirex, Inc.                                                                          $         1,364,725
         39,800   Donaldson Company, Inc.                                                                          1,363,150
         41,800 (a)Fibreboard Corp.                                                                                1,536,150
         69,300 (a)Royal Group Technologies Ltd.                                                                   1,550,588
        112,900   Spartech Corp.                                                                                   1,312,463
                   Total                                                                                           7,127,076
                  CONSUMER DURABLES -- 3.5%
         55,600   Action Performance Companies, Inc.                                                               1,466,450
         51,500   Carlisle Cos., Inc.                                                                              1,448,437
         44,400 (a)Equity Marketing, Inc.                                                                            777,000
         40,200   Wynns International, Inc.                                                                          969,825
                   Total                                                                                           4,661,712
                  CONSUMER NON-DURABLES -- 3.9%
         38,700 (a)Blyth Industries, Inc.                                                                          1,528,650
         96,700 (a)North Face, Inc.                                                                                1,365,888
         79,900 (a)Sport-Haley Inc.                                                                                1,298,375
         78,800 (a)USA Detergents, Inc.                                                                              896,350
                   Total                                                                                           5,089,263
                  ENERGY MINERALS -- 3.8%
         38,200   Devon Energy Corp.                                                                               1,260,600
         20,200 (a)Energy Ventures, Inc.                                                                           1,350,875
         89,800 (a)Tuboscope Vetco International Corp.                                                             1,257,200
         39,100   Vintage Petroleum, Inc.                                                                          1,104,575
                   Total                                                                                           4,973,250


FEDERATED SMALL CAP STRATEGIES FUND

     SHARES                                                                                                      VALUE
 COMMON STOCKS -- CONTINUED
                  FINANCE -- 17.2%
         76,700   Aames Financial Corp.                                                                  $         1,179,262
         41,900   CMAC Investment Corp.                                                                            1,592,200
         82,900 (a)D & N Financial Corp.                                                                           1,440,387
         44,700 (a)Delphi Financial Group, Inc., Class A                                                           1,586,850
         94,800 (a)Delta Financial Corp.                                                                           1,279,800
         29,700   Executive Risk, Inc.                                                                             1,343,925
         55,900 (a)FIRSTPLUS Financial Group, Inc.                                                                 1,236,787
         34,800   Frontier Insurance Group, Inc.                                                                   1,792,200
         73,000 (a)Leasing Solutions, Inc.                                                                           912,500
         45,200   Peoples Heritage Financial Group                                                                 1,418,150
         78,400 (a)Prime Service, Inc.                                                                             1,754,200
         35,200   Redwood Trust, Inc.                                                                              1,654,400
         43,500   Sirrom Capital Corp.                                                                             1,353,938
         96,900 (a)Southern Pacific Funding                                                                        1,029,563
         33,800   TCF Financial Corp.                                                                              1,381,575
         39,700   Vesta Insurance Group, Inc.                                                                      1,657,475
                   Total                                                                                          22,613,212
                  HEALTH CARE -- 11.3%
         81,100 (a)American HomePatient, Inc.                                                                      1,561,175
         69,800 (a)Cambridge Neuroscience, Inc.                                                                      584,575
         51,100 (a)Curative Technologies, Inc.                                                                     1,207,237
        124,000 (a)Cyanotech Corp.                                                                                   635,500
         88,700 (a)FPA Medical Management, Inc.                                                                    1,441,375
         51,100 (a)Genesis Health Ventures, Inc.                                                                   1,526,612
         56,500 (a)Medicis Pharmaceutical Corp., Class A                                                           1,384,250
        155,400 (a)Prime Medical Services                                                                          1,437,450
         73,200 (a)Respironics, Inc.                                                                               1,363,350
         92,500 (a)Rotech Medical Corp.                                                                            1,456,875


FEDERATED SMALL CAP STRATEGIES FUND

     SHARES                                                                                                      VALUE
 COMMON STOCKS -- CONTINUED
                  HEALTH CARE -- CONTINUED
         44,300 (a)Universal Health Services, Inc., Class B                                              $         1,677,863
         82,100 (a)VIDAMED, Inc.                                                                                     564,438
                   Total                                                                                          14,840,700
                  PRODUCER MANUFACTURING -- 6.6%
         69,700 (a)AFC Cable Systems, Inc.                                                                         1,533,400
         91,850 (a)Ballantyne of Omaha, Inc.                                                                       1,331,825
         66,500 (a)Cable Design Technologies, Class A                                                              1,255,187
        218,500 (a)Raster Graphics Inc.                                                                            1,338,313
         42,500 (a)Sinter Metals, Inc.                                                                             1,551,250
         67,400 (a)U.S. Office Products Co.                                                                        1,718,700
                   Total                                                                                           8,728,675
                 RETAIL TRADE -- 9.7%
         77,600 (a)Amrion, Inc.                                                                                    1,358,000
         31,600 (a)CDW Computer Centers, Inc.                                                                      1,516,800
         75,100 (a)Central Garden & Pet Co.                                                                        1,497,306
         41,200 (a)Express Scripts, Inc., Class A                                                                  1,514,100
         88,000 (a)Just For Feet, Inc.                                                                             1,397,000
         40,800 (a)Microage, Inc.                                                                                    515,100
         99,500 (a)Paul Harris Stores, Inc.                                                                        1,281,063
         43,200 (a)Pomeroy Computer Resources                                                                      1,047,600
         39,200 (a)Proffitts, Inc.                                                                                 1,465,100
         33,900   Riser Foods, Inc., Class A                                                                       1,173,788
                   Total                                                                                          12,765,857
                  SERVICES -- 9.4%
         51,600 (a)American Radio Systems Corp.                                                                    1,509,300
         54,600 (a)BARRA, Inc.                                                                                     1,419,600
         32,900 (a)Caribiner International, Inc.                                                                   1,743,700
         75,100   FactSet Research Systems                                                                         1,520,775


FEDERATED SMALL CAP STRATEGIES FUND

     SHARES                                                                                                      VALUE
 COMMON STOCKS -- CONTINUED
                  SERVICES -- CONTINUED
         31,900 (a)Newpark Resources, Inc.                                                               $         1,431,512
         63,900 (a)Personnel Group of America, Inc.                                                                1,533,600
         96,400 (a)Prime Hospitality Corp.                                                                         1,602,650
         49,300 (a)SFX Broadcasting, Inc.                                                                          1,552,950
                   Total                                                                                          12,314,087
                 TECHNOLOGY -- 20.5%
        127,100 (a)ACT Networks, Inc.                                                                              1,715,850
         47,600 (a)Adtran, Inc.                                                                                    1,410,150
         75,100 (a)Alphanet Solutions, Inc.                                                                          979,500
         53,600   Anadigics, Inc.                                                                                  1,514,200
        106,700 (a)Award Software International, Inc.                                                              1,240,388
         73,800 (a)BA Merchant Services, Inc., Class A                                                             1,033,200
         91,500 (a)Benchmarq Microelectronics, Inc.                                                                1,601,250
         54,500 (a)Claremont Technology Group                                                                        735,750
         60,900 (a)Cybex Computer Products Corp.                                                                   1,065,750
         31,300 (a)Ducommun, Inc.                                                                                    747,287
         38,400 (a)Dynatech Corp.                                                                                  1,334,400
         64,700 (a)ESS Technology, Inc.                                                                              889,625
         45,100 (a)Elexsys International, Inc.                                                                       524,287
        100,000 (a)Exar Corp.                                                                                      1,700,000
         59,700 (a)II-VI, Inc.                                                                                     1,089,525
         52,400 (a)Integrated Measurement Systems, Inc.                                                              694,300
         94,600 (a)Mastech Corp.                                                                                   1,087,900
         85,800 (a)Micro Linear Corp.                                                                              1,362,075


FEDERATED SMALL CAP STRATEGIES FUND

 SHARES OR
 PAR VALUE                                                                                                       VALUE
 COMMON STOCKS -- CONTINUED
                  TECHNOLOGY -- CONTINUED
         81,200 (a)National Processing, Inc.                                                             $           568,400
         83,500 (a)Network General Corp.                                                                           1,148,125
         19,500 (a)Perceptron, Inc.                                                                                  550,875
         40,800 (a)Photronic Labs, Inc.                                                                            1,412,700
         54,100 (a)Stratasys, Inc.                                                                                 1,048,187
         75,400 (a)Tollgrade Communications, Inc.                                                                  1,489,150
                   Total                                                                                          26,942,874
                  TRANSPORTATION -- 1.2%
         56,000 (a)Atlas Air, Inc.                                                                                 1,540,000
                  UTILITIES -- 3.4%
         33,000   CMS Energy Corp.                                                                                 1,047,750
         31,600 (a)CalEnergy Co., Inc.                                                                             1,236,350
         18,100   Cincinnati Bell, Inc.                                                                            1,013,600
         39,600   Enron Global Power & Pipelines, L.L.C.                                                           1,168,200
                   Total                                                                                           4,465,900
                   TOTAL COMMON STOCKS (IDENTIFIED COST $131,213,836)                                            126,062,606
 (B)REPURCHASE AGREEMENT -- 4.4%
 $    5,785,000   BT Securities Corporation, 5.43%, dated 4/30/1997, due 5/1/1997
                  (AT AMORTIZED COST)                                                                              5,785,000
                   TOTAL INVESTMENTS (IDENTIFIED COST $136,998,836)(C)                                   $       131,847,606


(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $136,998,836. The net unrealized depreciation of investments on a federal tax basis amounts to $5,151,230 which is comprised of $7,864,811 appreciation and $13,016,041 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($131,407,586) at April 30, 1997.

(See Notes which are an integral part of the Financial Statements)

FEDERATED SMALL CAP STRATEGIES FUND
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $136,998,836)                $   131,847,606
 Cash                                                                                                      2,897
 Income receivable                                                                                        30,425
 Receivable for investments sold                                                                         561,201
 Receivable for shares sold                                                                            1,186,611
    Total assets                                                                                     133,628,740
 LIABILITIES:
 Payable for investments purchased                                                   $ 2,081,319
 Payable for shares redeemed                                                              77,515
 Accrued expenses                                                                         62,320
    Total liabilities                                                                                  2,221,154
 Net Assets for 9,553,163 shares outstanding                                                     $   131,407,586
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                 $   139,595,896
 Net unrealized depreciation of investments                                                           (5,151,230)
 Accumulated net realized loss on investments                                                         (2,427,389)
 Accumulated distributions in excess of net investment income                                           (609,691)
    Total Net Assets                                                                             $   131,407,586
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:
 Net Asset Value Per Share ($48,947,658 / 3,540,013 shares outstanding)                                   $13.83
 Offering Price Per Share (100/94.50 of $13.83)*                                                          $14.63
 Redemption Proceeds Per Share                                                                            $13.83
 CLASS B SHARES:
 Net Asset Value Per Share ($70,494,044 / 5,139,730 shares outstanding)                                   $13.72
 Offering Price Per Share                                                                                 $13.72
 Redemption Proceeds Per Share (94.50/100 of $13.72)**                                                    $12.97
 CLASS C SHARES:
 Net Asset Value Per Share ($11,965,884 / 873,420 shares outstanding)                                     $13.70
 Offering Price Per Share                                                                                 $13.70
 Redemption Proceeds Per Share (99.00/100 of $13.70)**                                                    $13.56


* See "How to Purchase Shares" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED SMALL CAP STRATEGIES FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Dividends                                                                                   $           164,827
 Interest                                                                                                336,534
       Total income                                                                                      501,361
 EXPENSES:
 Investment advisory fee                                                      $     370,129
 Administrative personnel and services fee                                           91,605
 Custodian fees                                                                      15,511
 Transfer and dividend disbursing agent fees and expenses                            63,838
 Directors'/Trustees' fees                                                              336
 Auditing fees                                                                        4,620
 Legal fees                                                                           1,578
 Portfolio accounting fees                                                           35,330
 Distribution services fee -- Class B Shares                                        197,672
 Distribution services fee -- Class C Shares                                         32,149
 Shareholder services fee -- Class A Shares                                          46,770
 Shareholder services fee -- Class B Shares                                          65,891
 Shareholder services fee -- Class C Shares                                          10,716
 Share registration costs                                                            51,194
 Printing and postage                                                                 4,460
 Insurance premiums                                                                   1,668
 Miscellaneous                                                                        3,223
       Total expenses                                                               996,690
 Waiver --
       Waiver of investment advisory fee                                      $     (76,391)
             Net expenses                                                                                920,299
                       Net operating loss                                                               (418,938)
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                                     (2,609,380)
 Net change in unrealized depreciation of investments                                                 (7,089,081)
       Net realized and unrealized loss on investments                                                (9,698,461)
             Change in net assets resulting from operations                                  $       (10,117,399)


(See Notes which are an integral part of the Financial Statements)

FEDERATED SMALL CAP STRATEGIES FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                   (UNAUDITED)       YEAR ENDED
                                                                                    APRIL 30,        OCTOBER 31,
                                                                                       1997            1996(A)
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net operating loss                                                             $      (418,938)  $     (175,647)
 Net realized gain (loss) on investments ($2,609,380 net loss and
 $1,389,302 net gain, respectively, as computed for federal tax purposes)            (2,609,380)       1,375,654
 Net change in unrealized appreciation (depreciation)                                (7,089,081)       1,937,851
  Change in net assets resulting from operations                                    (10,117,399)       3,137,858
 NET EQUALIZATION CREDITS (DEBITS) --                                                        --              (30)
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions in excess of net investment income
  Class A Shares                                                                             --           (9,870)
 Distributions from net realized gains
  Class A Shares                                                                       (479,065)              --
  Class B Shares                                                                       (622,004)              --
  Class C Shares                                                                        (97,800)              --
  Change in net assets resulting from distributions to shareholders                  (1,198,869)          (9,870)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                        96,037,180       67,377,652
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                               1,012,470            1,448
 Cost of shares redeemed                                                            (15,175,518)      (9,657,336)
  Change in net assets resulting from share transactions                             81,874,132       57,721,764
  Change in net assets                                                               70,557,864       60,849,722
 NET ASSETS:
 Beginning of period                                                                 60,849,722               --
 End of period                                                                  $   131,407,586   $   60,849,722


(a) For the period from November 1, 1995 (date of initial public investment) to October 31, 1996.

(See Notes which are an integral part of the Financial Statements)

FEDERATED SMALL CAP STRATEGIES FUND
FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 SIX MONTHS
                                                                                    ENDED
                                                                                 (UNAUDITED)            YEAR ENDED
                                                                                   APRIL 30,            OCTOBER 31,
                                                                                     1997                 1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                               $14.68                $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net operating loss                                                                 (0.02)(b)             (0.05)(b)
  Net realized and unrealized gain (loss) on investments                             (0.61)                 4.75
  Total from investment operations                                                   (0.63)                 4.70
 LESS DISTRIBUTIONS
  Distributions in excess of net investment income                                       --                (0.02)(f)
  Distributions from net realized gain on investments                                (0.22)                   --
  Total distributions                                                                (0.22)                (0.02)
 NET ASSET VALUE, END OF PERIOD                                                     $13.83                $14.68
 TOTAL RETURN(C)                                                                     (4.44%)               47.06%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                            1.39%*                1.35%
  Net investment income                                                              (0.38%)*              (0.39%)
  Expense waiver/reimbursement(d)                                                     0.16%*                1.70%
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                          $48,948               $23,242
  Average commission rate paid(e)                                                  $0.0488               $0.0264
  Portfolio turnover                                                                    79%                   83%


* Computed on an annualized basis.

(a) Reflects operations for the period from November 1, 1995 (date of initial public investment) to October 31, 1996.

(b) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(f) Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

(See Notes which are an integral part of the Financial Statements)

FEDERATED SMALL CAP STRATEGIES FUND
FINANCIAL HIGHLIGHTS -- CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                SIX MONTHS
                                                                                   ENDED
                                                                                (UNAUDITED)            YEAR ENDED
                                                                                  APRIL 30,            OCTOBER 31,
                                                                                    1997                 1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                              $14.62                $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net operating loss                                                                (0.08)(b)             (0.16)(b)
  Net realized and unrealized gain (loss) on investments                            (0.60)                 4.78
  Total from investment operations                                                  (0.68)                 4.62
 LESS DISTRIBUTIONS
  Distributions from net realized gain on investments                               (0.22)                   --
 NET ASSET VALUE, END OF PERIOD                                                    $13.72                $14.62
 TOTAL RETURN(C)                                                                    (4.81%)               46.20%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                           2.14%*                2.10%
  Net investment income                                                             (1.13%)*              (1.27%)
  Expense waiver/reimbursement(d)                                                    0.16%*                1.70%
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                         $70,494               $32,112
  Average commission rate paid(e)                                                 $0.0488               $0.0264
  Portfolio turnover                                                                   79%                   83%


* Computed on an annualized basis.

(a) Reflects operations for the period from November 1, 1995 (date of initial public offering) to October 31, 1996.

(b) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FEDERATED SMALL CAP STRATEGIES FUND
FINANCIAL HIGHLIGHTS -- CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 SIX MONTHS
                                                                                    ENDED
                                                                                 (UNAUDITED)           YEAR ENDED
                                                                                   APRIL 30,           OCTOBER 31,
                                                                                     1997                 1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                               $14.60                $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net operating loss                                                                 (0.08)(b)             (0.16)(b)
  Net realized and unrealized gain (loss) on investments                             (0.60)                 4.76
  Total from investment operations                                                   (0.68)                 4.60
 LESS DISTRIBUTIONS
  Distributions from net realized gain on investments                                (0.22)                   --
 NET ASSET VALUE, END OF PERIOD                                                     $13.70                $14.60
 TOTAL RETURN(C)                                                                     (4.81%)               46.00%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                            2.14%*                2.10%
  Net investment income                                                              (1.13%)*              (1.28%)
  Expense waiver/reimbursement(d)                                                     0.16%*                1.70%
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                          $11,966                $5,496
  Average commission rate paid(e)                                                  $0.0488               $0.0264
  Portfolio turnover                                                                    79%                   83%


* Computed on an annualized basis.

(a) Reflects operations for the period from November 1, 1995 (date of initial public offering) to October 31, 1996.

(b) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FEDERATED SMALL CAP STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Small Cap Strategies Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide capital appreciation. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  FUTURES CONTRACTS -- The Fund purchases futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash of U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended April 30, 1997, the Fund had a net realized loss of $227,688 on future contracts. As of April 30, 1997, the Fund had no outstanding futures contracts.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                                        SIX MONTHS ENDED             YEAR ENDED
                                                         APRIL 30, 1997          OCTOBER 31, 1996(A)
 CLASS A SHARES                                      SHARES        AMOUNT        SHARES        AMOUNT
 Shares sold                                       2,606,547   $  39,415,867   2,243,995   $  29,137,057
 Shares issued to shareholders in payment
 of distributions declared                            22,726         351,365         126           1,448
 Shares redeemed                                    (672,177)    (10,030,032)   (661,204)     (8,108,029)
     Net change resulting from
     Class A Share transactions                    1,957,096   $  29,737,200   1,582,917   $  21,030,476

 (a) For the period from November 1, 1995 (date of initial public investment) to October 31, 1996.

                                                        SIX MONTHS ENDED             YEAR ENDED
                                                         APRIL 30, 1997          OCTOBER 31, 1996(B)
 CLASS B SHARES                                     SHARES         AMOUNT        SHARES        AMOUNT
 Shares sold                                       3,160,653   $  47,972,096   2,289,952   $  32,610,920
 Shares issued to shareholders in payment
 of distributions declared                            36,944         568,196          --              --
 Shares redeemed                                    (253,854)     (3,795,482)    (93,965)     (1,283,271)
     Net change resulting from
     Class B Share transactions                    2,943,743   $  44,744,810   2,195,987   $  31,327,649

                                                         SIX MONTHS ENDED             YEAR ENDED
                                                           APRIL 30, 1997         OCTOBER 31, 1996(B)
 CLASS C SHARES                                     SHARES         AMOUNT        SHARES       AMOUNT
 Shares sold                                         579,668   $   8,649,217     395,842   $   5,629,675
 Shares issued to shareholders in payment
 of distributions declared                             6,049          92,909          --              --
 Shares redeemed                                     (88,604)     (1,350,004)    (19,535)       (266,036)
     Net change resulting from
     Class C Share transactions                      497,113   $   7,392,122     376,307   $   5,363,639
       Net change resulting from share             5,397,952   $  81,874,132   4,155,211   $  57,721,764
       transactions


(b) For the period from November 1, 1995 (date of initial public offering) to October 31, 1996.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                          PERCENTAGE OF
                       AVERAGE DAILY NET
  SHARE CLASS NAME      ASSETS OF CLASS
  Class A Shares              0.25%
  Class B Shares              0.75%
  Class C Shares              0.75%

  The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

  For the six months ended April 30, 1997, Class A Shares did not incur a distribution services fee.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES -- Organizational and/or start-up administrative service expenses of $10,292 were borne initially by FServ. The Fund has agreed to reimburse FServ for the expenses during the five-year period following the effective date. For the six months ended April 30, 1997, the Fund paid $401 pursuant to this agreement.
  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1997, were as follows:

PURCHASES     $ 152,972,675
SALES         $  72,565,369

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
Glen R. Johnson
  President
J. Christopher Donahue
  Executive Vice President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
Matthew S. Hardin
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]
Federated Securities Corp., Distributor
Cusip 314172404
Cusip 314172503
Cusip 314172602
G01658-05 (6/97)
[Graphic]





                                 Appendix
Federated Growth Strategies Fund
A. The graphic representation here displayed entitled `Initial Investment of $13,000,''consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class A Shares of Federated Growth Strategies Fund (the `Fund''). The darker-shaded portion reflects the Principal Value of a $13,000 (1,228 Shares) investment in the Fund. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $13,000/1,228 Shares in the Fund on 8/23/84, would have a reinvested total worth of $79,049/3,140 Shares on 4/30/97. The `x'' axis reflects annual computation periods from 8/23/84 to 4/30/97. The right margin of the chart reflects the ending values of a hypothetical investment of $13,000 in the Fund measured in increments of $10,000 ranging from $0 to $80,000.

B.. The graphic representation here displayed, entitled `Yearly
Investments of $1,000,''consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class A Shares of Federated Growth Strategies Fund (the `Fund''). The darker-shaded portion reflects the Principal Value of annual $1000 Investments (totaling $13,000 by 4/30/97). The color-coded mountain chart is a visual representation of the narrative text above it, which shows that $1,000 annual investments in the Fund beginning on 8/23/84 would have a reinvested total value of $33,755/1,341 Shares on 4/30/97. The `x'' axis reflects computation periods from 8/23/84 to 4/30/97. The right margin of the chart reflects the ending values of hypothetical annual investments of $1,000 in the Fund measured in increments of $5,000 ranging from $0 to $35,000.

C. The graphic representation here displayed, entitled `Growth Over Time,''consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class A Shares of Federated Growth Strategies Fund (the `Fund'') the darker-shaded portion represents the Principal Value of Original and Subsequent Investments (totaling $35,000 by 4/30/97). The color-coded mountain is a visual representation of the narrative text above it, which shows that an original $5,000/263 Shares investment in the Fund on 4/30/87 and additional investments of $250 every month following for ten years would have grown to a reinvested total value of $73,017/2,900 Shares on 4/30/97. The `x'' axis reflects computation periods from 4/30/87 to 4/30/97. The right margin of the chart reflects the ending values of a hypothetical original investment and subsequent annual investments in the Fund measured in increments of $20,000 ranging from $0 to $80,000.
Federated Capital Appreciation Fund
A. The graphic representation here displayed entitled `Initial Investment of $21,000,''consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class A Shares of Federated Capital Appreciation Fund (the `Fund''). The darker-shaded portion reflects the Principal Value of a $21,000 (992 Shares) investment in the Fund. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $21,000/992 Shares in the Fund on 1/1/77, would have a reinvested total worth of $288,977/2,917 Shares on 4/30/97. The `x'' axis reflects annual computation periods from 1/1/77 to 4/30/97. The right margin of the chart reflects the ending values of a hypothetical investment of $21,000 in the Fund measured in increments of $50,000 ranging from $0 to $300,000.

B.. The graphic representation here displayed, entitled `Yearly
Investments of $1,000,''consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class A Shares of Federated Capital Appreciation Fund (the `Fund''). The darker-shaded portion reflects the Principal Value of annual $1000 Investments (totaling $21,000 by 4/30/97). The color-coded mountain chart is a visual representation of the narrative text above it, which shows that $1,000 annual investments in the Fund beginning on 1/1/77 would have a reinvested total value of $108,868/1,099 Shares on 4/30/97. The `x'' axis reflects computation periods from 1/1/77 to 4/30/97. The right margin of the chart reflects the ending values of hypothetical annual investments of $1,000 in the Fund measured in increments of $20,000 ranging from $0 to $120,000.

C. The graphic representation here displayed, entitled `Growth Over Time,''consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class A Shares of Federated Capital Appreciation Fund (the `Fund'') the darker-shaded portion represents the Principal Value of Original and Subsequent Investments (totaling $35,000 by 4/30/97). The color-coded mountain is a visual representation of the narrative text above it, which shows that an original $5,000/84 Shares investment in the Fund on 4/30/87 and additional investments of $250 every month following for ten years would have grown to a reinvested total value of $73,065/738 Shares on 4/30/97. The `x'' axis reflects computation periods from 4/30/87 to 4/30/97. The right margin of the chart reflects the ending values of a hypothetical original investment and subsequent annual investments in the Fund measured in increments of $15,000 ranging from $0 to $75,000.